Franklin Federal Tax-Free Income Fund
Statement of Investments, January 31, 2020 (unaudited)
		Principal Amount	Value
	Municipal Bonds 97.2%
	Alabama 1.3%
	Alabama State Incentives Financing Authority Special Obligation Revenue, Series A, Pre-Refunded, 5.00%, 9/01/42	$14,300,000	$15,796,638
	Alabama State Port Authority Docks Facilities Revenue, Pre-Refunded, 6.00%, 10/01/40	6,000,000	6,201,120
	Alabama State Public Health Care Authority Lease Revenue, Department of Public Health Facilities, Refunding, 5.00%, 9/01/44	17,085,000	19,879,593
	Birmingham Airport Authority Airport Revenue, AGMC Insured, 5.50%, 7/01/40	20,000,000	20,356,400
	Birmingham Water Works Board Water Revenue,
	Series B, Pre-Refunded, 5.00%, 1/01/38	3,500,000	3,918,495
	Series B, Pre-Refunded, 5.00%, 1/01/43	8,000,000	8,956,560
	Subordinate, Refunding, Series B, 5.00%, 1/01/43	10,000,000	11,991,800
	Chatom IDB Gulf Opportunity Zone Revenue,
	PowerSouth Energy Cooperative, Refunding, Series A, Assured Guaranty, 5.00%, 8/01/30	5,250,000	5,349,330
	PowerSouth Energy Cooperative, Refunding, Series A, Assured Guaranty, 5.00%, 8/01/37	5,000,000	5,094,600
	Chilton County Health Care Authority Limited Obligation Sales Tax Revenue, Chilton County Hospital Project, Series A, 5.00%, 11/01/40	8,425,000	9,589,588
	Limestone County Water and Sewer Authority Water Revenue, BAM Insured, 5.00%, 12/01/45	10,500,000	12,474,525
	Mobile Water and Sewer Commissioners Water and Sewer Revenue, Refunding, 5.00%, 1/01/36	11,300,000	12,464,465
	Phenix City Water and Sewer Revenue, wts., Series A, AGMC Insured, 5.00%, 8/15/40	8,090,000	8,255,117
	University of South Alabama Revenue, University Facilities, Series A, BAM Insured, 5.00%, 4/01/49	5,000,000	6,164,900
			146,493,131
	Alaska 0.6%
	Alaska Municipal Bond Bank GO,
	Refunding, Series Three, 5.25%, 10/01/36	16,045,000	18,781,635
	Refunding, Series Three, 5.00%, 10/01/39	12,950,000	14,879,679
	Alaska State Industrial Development and Export Authority Revenue, Providence Health and Services, Series A, 5.00%, 10/01/40	10,000,000	10,572,900
	Alaska State International Airports System Revenue, Refunding, Series C, 5.00%, 10/01/33	12,565,000	12,879,502
	Anchorage Electric Revenue, senior lien, Refunding, Series A, 5.00%, 12/01/41	8,875,000	10,205,363
			67,319,079
	Arizona 2.7%
	Arizona Board of Regents Arizona State University System Revenue, Series C, 5.00%, 7/01/42	9,000,000	10,853,910
	Arizona Board of Regents University of Arizona Revenue, Stimulus Plan for Economic and Educational Development, 5.00%, 8/01/44	10,000,000	11,373,700
	Arizona State COP, Department of Administration, Series B, AGMC Insured, 5.00%, 10/01/27	8,000,000	8,050,240
[a]	Chandler IDA, IDR, Intel Corp. Project, Mandatory Put, 5.00%, 6/03/24	15,000,000	17,352,150
	Glendale Municipal Property Corp. Excise Tax Revenue, Subordinate, Refunding, Series C, 5.00%, 7/01/38	15,500,000	17,013,420
	Lake Havasu Wastewater System Revenue, senior lien, Refunding, Series B, AGMC Insured, 5.00%, 7/01/40	15,000,000	17,525,850
	Maricopa County IDA Senior Living Facilities Revenue, Christian Care Retirement Apartments Inc. Project, Refunding, Series A, 5.00%, 1/01/36	5,000,000	5,766,250
	Maricopa County IDAR,
	Banner Health, Series A, 4.00%, 1/01/41	10,000,000	11,289,800
	Banner Health, Series A, 4.00%, 1/01/44	25,000,000	28,466,250
	Maricopa County PCC, PCR, El Paso Electric Co. Palo Verde Project, Refunding, Series A, 3.60%, 2/01/40	19,500,000	21,020,220
Quarterly Statement of Investments  |  See Notes to Statement of Investments.  |  1

Franklin Federal Tax-Free Income Fund
Statement of Investments (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
Arizona (continued)
Mesa Utility Systems Revenue, 4.00%, 7/01/36	$19,000,000	$20,065,520
Phoenix Civic Improvement Corp. Airport Revenue,
junior lien, Refunding, Series D, 4.00%, 7/01/40	25,000,000	28,251,500
junior lien, Series A, Pre-Refunded, 5.00%, 7/01/40	24,000,000	24,402,960
junior lien, Series B, 5.00%, 7/01/49	11,000,000	13,474,340
Phoenix Civic Improvement Corp. Distribution Revenue,
Capital Appreciation, Civic Plaza Expansion Project, Series B, NATL Insured, 5.50%, 7/01/32	6,000,000	8,517,300
Capital Appreciation, Civic Plaza Expansion Project, Series B, NATL Insured, 5.50%, 7/01/34	5,000,000	7,319,900
Capital Appreciation, Civic Plaza Expansion Project, Series B, NATL Insured, 5.50%, 7/01/35	9,860,000	14,651,763
Phoenix Civic Improvement Corp. Rental Car Facility Charge Revenue, Series A, 4.00%, 7/01/45	10,000,000	11,336,400
Pima County Sewer System Revenue, Obligations, AGMC Insured, Pre-Refunded, 5.00%, 7/01/25	7,000,000	7,116,060
Pinal County Electrical District No. 3 Electric System Revenue, Pre-Refunded, 5.25%, 7/01/36	10,000,000	10,611,700
		294,459,233
Arkansas 0.6%
Arkansas Development Finance Authority Healthcare Revenue,
Baptist Health, 4.00%, 12/01/44	620,000	687,437
Baptist Health, 5.00%, 12/01/47	3,025,000	3,719,812
Bentonville School District No. 6 GO, Benton County, Construction and Refunding, Series B, 4.00%, 6/01/47	27,935,000	30,573,740
University of Arkansas Revenue,
Various Facility, Fayetteville Campus, 5.00%, 11/01/47	6,500,000	7,904,780
Various Facility, Fayetteville Campus, Refunding and Improvement, Series A, 5.00%, 11/01/49	3,000,000	3,738,600
Various Facility, Fayetteville Campus, Series B, Pre-Refunded, 5.00%, 11/01/37	3,100,000	3,382,844
Various Facility, Fayetteville Campus, Series B, Pre-Refunded, 5.00%, 11/01/42	9,360,000	10,214,007
		60,221,220
California 8.4%
California Infrastructure and Economic Development Bank Revenue, Bay Area Toll Bridges Seismic Retrofit, first lien, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/33	24,500,000	32,348,085
California State Educational Facilities Authority Revenue, Carnegie Institution of Washington, Refunding, Series A, 5.00%, 7/01/40	24,525,000	24,913,231
California State GO,
Refunding, NATL Insured, 5.00%, 10/01/32	20,000	20,065
Various Purpose, 5.90%, 4/01/23	1,200,000	1,209,780
Various Purpose, 5.25%, 11/01/40	50,000,000	51,626,000
Various Purpose, FGIC Insured, 6.00%, 5/01/20	425,000	430,317
Various Purpose, Refunding, 5.25%, 3/01/30	30,000,000	30,105,900
Various Purpose, Refunding, 6.00%, 3/01/33	12,000,000	12,049,920
Various Purpose, Refunding, 5.50%, 3/01/40	25,000,000	25,089,250
California State Public Works Board Lease Revenue,
Various Capital Projects, Series A, 5.00%, 4/01/30	18,000,000	19,533,960
Various Capital Projects, Series A, 5.00%, 4/01/33	12,475,000	13,510,175
Various Capital Projects, Series A, AGMC Insured, 5.00%, 4/01/28	13,030,000	14,152,144
Various Capital Projects, Series A, AGMC Insured, 5.00%, 4/01/29	21,000,000	22,803,690
California Statewide CDA, PCR, Southern California Edison Co., Refunding, Series A, 4.50%, 9/01/29	14,830,000	15,144,544
  |  2

Franklin Federal Tax-Free Income Fund
Statement of Investments (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Corona-Norco USD,
GO, Riverside County, Capital Appreciation, Election of 2006, Series C, AGMC Insured, 6.20%, 8/01/29	$3,250,000	$4,473,040
GO, Riverside County, Capital Appreciation, Election of 2006, Series C, AGMC Insured, Pre-Refunded, 6.80%, 8/01/39	8,500,000	12,080,030
GO, Riverside County, Capital Appreciation, Election of 2006, Series C, AGMC Insured, zero cpn., 8/01/39	7,500,000	4,311,375
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn. to 1/15/24, 5.40% thereafter, 1/15/30	15,475,000	17,115,969
Capital Appreciation, Refunding, Series A, zero cpn. to 1/14/24, 6.85% thereafter, 1/15/42	20,000,000	21,799,000
Refunding, Series A, 5.75%, 1/15/46	25,000,000	28,976,250
Series A, Pre-Refunded, 6.00%, 1/15/49	20,000,000	24,119,600
Jefferson UHSD San Mateo County GO,
Capital Appreciation, Election of 2006, Series D, Pre-Refunded, zero cpn., 8/01/35	10,500,000	3,309,810
Capital Appreciation, Election of 2006, Series D, Pre-Refunded, zero cpn., 8/01/40	10,000,000	2,081,800
Capital Appreciation, Election of 2006, Series D, Pre-Refunded, zero cpn., 8/01/41	13,590,000	2,601,670
Los Angeles Community College District GO, Election of 2008, Series C, Pre-Refunded, 5.25%, 8/01/39	30,000,000	30,677,700
Los Angeles Department of Airports Revenue,
Los Angeles International Airport, Senior, Refunding, Series A, 5.00%, 5/15/40	25,485,000	25,781,136
Los Angeles International Airport, Senior, Series D, 5.00%, 5/15/40	50,000,000	50,581,000
Los Angeles Department of Water and Power Revenue, Power System, Series B, 5.00%, 7/01/31	20,000,000	22,749,800
Los Angeles USD, GO, Series KRY, 5.25%, 7/01/34	36,625,000	37,280,221
M-S-R Energy Authority Gas Revenue, Series B, 6.50%, 11/01/39	12,500,000	20,354,125
New Haven USD,
GO, Alameda County, Capital Appreciation, Assured Guaranty, zero cpn., 8/01/31	2,055,000	1,645,438
GO, Alameda County, Capital Appreciation, Assured Guaranty, zero cpn., 8/01/32	7,830,000	6,097,534
GO, Alameda County, Capital Appreciation, Assured Guaranty, zero cpn., 8/01/33	7,660,000	5,796,705
Rialto USD, GO, Capital Appreciation, Election of 2010, Series A, AGMC Insured, zero cpn., 8/01/36	20,000,000	12,678,600
San Francisco City and County Airport Commission International Airport Revenue,
Refunding, Second Series, Series A, 5.00%, 5/01/49	25,000,000	30,915,750
Second Series, Series E, 5.00%, 5/01/50	47,000,000	58,038,890
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, senior lien, ETM, zero cpn., 1/01/23	7,000,000	6,821,500
senior lien, Refunding, Series A, 5.00%, 1/15/34	50,000,000	58,135,000
San Jose USD Santa Clara County GO, Election of 2012, Series E, 4.00%, 8/01/42	10,600,000	12,142,194
San Mateo UHSD,
GO, Capital Appreciation, Election of 2010, Refunding, Series A, zero cpn. to 9/01/28, 6.70% thereafter, 9/01/41	20,000,000	22,466,400
GO, Capital Appreciation, Election of 2010, Series A, zero cpn. to 9/01/28, 6.45% thereafter, 9/01/33	6,065,000	6,040,983
San Mateo-Foster City School District GO, Capital Appreciation, Election of 2008, Series A, zero cpn. to 8/01/26, 6.625% thereafter, 8/01/42	50,000,000	53,295,000
Santa Ana USD,
GO, Orange County, Capital Appreciation, Election of 2008, Series B, Assured Guaranty, zero cpn., 8/01/35	10,000,000	7,047,500
GO, Orange County, Capital Appreciation, Election of 2008, Series B, Assured Guaranty, zero cpn., 8/01/36	18,865,000	12,898,378
GO, Orange County, Capital Appreciation, Election of 2008, Series B, Assured Guaranty, zero cpn., 8/01/37	10,000,000	6,606,200
  |  3

Franklin Federal Tax-Free Income Fund
Statement of Investments (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
West Contra Costa USD,
GO, Contra Costa County, Election of 2005, Capital Appreciation, Series C-1, Assured Guaranty, zero cpn., 8/01/29	$10,000,000	$8,493,100
GO, Contra Costa County, Election of 2005, Capital Appreciation, Series C-1, Assured Guaranty, zero cpn., 8/01/30	20,845,000	17,216,094
GO, Contra Costa County, Election of 2005, Capital Appreciation, Series C-1, Assured Guaranty, zero cpn., 8/01/31	20,000,000	16,032,400
GO, Contra Costa County, Election of 2005, Capital Appreciation, Series C-1, Assured Guaranty, zero cpn., 8/01/32	10,730,000	8,366,181
		921,963,434
Colorado 3.0%
Colorado Health Facilities Authority Revenue,
Children’s Hospital Colorado Project, Series A, 5.00%, 12/01/41	5,000,000	5,888,050
Children’s Hospital Colorado Project, Series A, 5.00%, 12/01/44	10,200,000	11,956,338
The Evangelical Lutheran Good Samaritan Society Project, Series A, Pre-Refunded, 5.00%, 6/01/45	19,000,000	23,019,260
Hospital, AdventHealth Obligated Group, Refunding, Series A, 4.00%, 11/15/43	10,000,000	11,448,200
Hospital, Adventist Health System Sunbelt Obligated Group, Refunding, Series A, 5.00%, 11/15/41	30,505,000	36,246,651
Hospital, Adventist Health System/Sunbelt Obligated Group, Series A, 5.00%, 11/15/48	12,000,000	14,598,840
Colorado Housing and Finance Authority Revenue, MF Project, Class I, Series A-1, 3.00%, 10/01/40	5,000,000	5,211,850
Colorado State Health Facilities Authority Hospital Revenue, SCL Health System, Sisters of Charity of Leavenworth, Refunding, Series B, 4.00%, 1/01/40	30,000,000	34,703,400
Denver City and County Airport System Revenue,
Department of Aviation, Refunding, Subordinate, Series A, 5.00%, 12/01/38	12,000,000	14,887,680
Department of Aviation, Refunding, Subordinate, Series A, 5.00%, 12/01/43	11,000,000	13,481,490
Department of Aviation, Refunding, Subordinate, Series A, 5.25%, 12/01/48	26,000,000	32,226,480
Department of Aviation, Refunding, Subordinate, Series B, 5.25%, 11/15/33	16,405,000	18,796,849
Series C, NATL Insured, ETM, 6.125%, 11/15/25	3,590,000	4,440,902
Series C, NATL Insured, Pre-Refunded, 6.125%, 11/15/25	4,410,000	4,591,912
Denver City and County Dedicated Tax Revenue,
Capital Appreciation Bonds, Series A-2, zero cpn., 8/01/35	2,000,000	1,235,040
Capital Appreciation Bonds, Series A-2, zero cpn., 8/01/36	2,500,000	1,471,875
Capital Appreciation Bonds, Series A-2, zero cpn., 8/01/37	2,455,000	1,378,163
Capital Appreciation Bonds, Series A-2, zero cpn., 8/01/38	2,000,000	1,072,220
Current Interest Bonds, Series A-1, 5.00%, 8/01/48	39,690,000	47,232,688
Park Creek Metropolitan District Revenue, Senior Limited Property Tax Supported, Refunding, Series A, 5.00%, 12/01/46	2,875,000	3,439,449
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 6.50%, 11/15/38	20,000,000	31,575,400
Regional Transportation District Sales Tax Revenue, FasTracks Project, Series A, 5.00%, 11/01/32	10,000,000	11,049,700
		329,952,437
Connecticut 0.1%
Connecticut State Health and Educational Facilities Authority Revenue,
Hartford Healthcare, Series A, 4.00%, 7/01/37	3,000,000	3,469,770
Hartford Healthcare, Series A, 4.00%, 7/01/38	2,700,000	3,110,805
Hartford Healthcare, Series A, 4.00%, 7/01/39	3,000,000	3,446,550
Hartford Healthcare, Series A, 4.00%, 7/01/40	2,250,000	2,577,420
		12,604,545
  |  4

Franklin Federal Tax-Free Income Fund
Statement of Investments (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
Delaware 0.0%†
Kent County Student Housing and Dining Facility Revenue,
CHF-Dover LLC- Delaware State University Project, Series A, 5.00%, 7/01/40	$1,100,000	$1,253,835
CHF-Dover LLC-Delaware State University Project, Series A, 5.00%, 7/01/48	1,485,000	1,677,055
CHF-Dover LLC-Delaware State University Project, Series A, 5.00%, 7/01/53	1,100,000	1,238,160
		4,169,050
District of Columbia 3.5%
District of Columbia Ballpark Revenue,
Series B-1, BHAC Insured, 5.00%, 2/01/24	12,120,000	12,158,905
Series B-1, BHAC Insured, 5.00%, 2/01/25	7,000,000	7,022,400
Series B-1, BHAC Insured, 5.00%, 2/01/26	9,950,000	9,981,740
District of Columbia GO, Refunding, Series A, 5.00%, 10/15/44	25,000,000	31,614,000
District of Columbia Hospital Revenue, Children’s Hospital Obligated Group Issue, Refunding, 5.00%, 7/15/40	6,830,000	7,962,346
District of Columbia Income Tax Secured Revenue,
Refunding, Series A, 5.00%, 12/01/31	10,000,000	10,134,300
Series A, 4.00%, 3/01/44	10,000,000	11,590,200
District of Columbia Revenue,
Assn. of American Medical Colleges Issue, Series B, Pre-Refunded, 5.25%, 10/01/41	15,000,000	15,829,200
The Catholic University of America Issue, Refunding, 5.00%, 10/01/43	4,000,000	4,829,040
The Catholic University of America Issue, Refunding, Series B, 5.00%, 10/01/42	20,660,000	24,649,446
The Catholic University of America Issue, Refunding, Series B, 5.00%, 10/01/47	24,985,000	29,648,950
District of Columbia International School Issue, 5.00%, 7/01/49	1,275,000	1,542,610
District of Columbia International School Issue, 5.00%, 7/01/54	1,000,000	1,199,230
Georgetown University Issue, Growth and Income Securities, Pre-Refunded, AMBAC Insured, 5.00%, 4/01/32	15,370,000	16,099,768
National Academy of Sciences Project, Series A, Pre-Refunded, 5.00%, 4/01/35	10,905,000	10,975,992
National Academy of Sciences Project, Series A, Pre-Refunded, 5.00%, 4/01/40	16,960,000	17,070,410
National Public Radio Inc. Issue, Pre-Refunded, 5.00%, 4/01/35	7,750,000	7,799,135
District of Columbia Tobacco Settlement FICO Revenue, Asset-Backed, Refunding, 6.50%, 5/15/33	21,240,000	24,662,826
District of Columbia Water and Sewer Authority Public Utility Revenue,
Green Bonds, senior lien, Series A, 5.00%, 10/01/49	25,000,000	30,918,750
Green Bonds, sub. lien, Series A, 5.00%, 10/01/44	7,350,000	9,361,915
Metropolitan Washington Airports Authority Airport System Revenue,
Refunding, Series A, 5.00%, 10/01/35	5,000,000	5,135,200
Refunding, Series A, 5.00%, 10/01/44	16,000,000	19,931,840
Refunding, Series A, 5.00%, 10/01/49	16,585,000	20,509,840
Series A, 5.00%, 10/01/39	5,000,000	5,135,200
Metropolitan Washington Airports Authority Dulles Toll Road Revenue,
Dulles Metrorail and Capital Improvement Project, Subordinate, Refunding, Series B, 4.00%, 10/01/44	14,300,000	16,372,642
Dulles Metrorail and Capital Improvement Projects, Convertible Capital Appreciation, second senior lien, Series C, Assured Guaranty, 6.50%, 10/01/41	25,000,000	32,688,000
		384,823,885
Florida 5.7%
Atlantic Beach Health Care Facilities Revenue,
Fleet Landing Project, Refunding, Series A, 5.00%, 11/15/48	3,000,000	3,443,520
Fleet Landing Project, Series A, 5.00%, 11/15/53	6,000,000	6,862,500
  |  5

Franklin Federal Tax-Free Income Fund
Statement of Investments (unaudited)
		Principal Amount	Value
	Municipal Bonds (continued)
	Florida (continued)
	Broward County HFAR,
	MFH, Heron Pointe Apartments Project, Series A, SPA FHLMC, 5.65%, 11/01/22	$250,000	$251,612
	MFH, Heron Pointe Apartments Project, Series A, SPA FHLMC, 5.70%, 11/01/29	225,000	225,817
	Broward County Port Facilities Revenue, Senior Bond, Series B, 4.00%, 9/01/44	15,000,000	16,790,700
	Cape Coral Water and Sewer Revenue,
	Refunding, 5.00%, 10/01/39	10,000,000	12,328,500
	Series A, AGMC Insured, Pre-Refunded, 5.00%, 10/01/42	21,510,000	22,987,737
	Central Expressway Authority Revenue,
	senior lien, Refunding, 5.00%, 7/01/48	16,000,000	19,593,280
	senior lien, Series B, 5.00%, 7/01/49	17,000,000	21,132,530
	Citizens Property Insurance Corp. Revenue, Coastal Account, senior secured, Series A-1, 5.00%, 6/01/20	20,000,000	20,264,600
	Cocoa Water and Sewer Revenue, System, Series B, 5.00%, 10/01/48	10,325,000	12,803,723
	Dade County HFA, MFMR, Siesta Pointe Apartments, Series A, AGMC Insured, SPA FHLMC, 5.75%, 9/01/29	1,890,000	1,896,728
	Deltona Utility System Revenue, Refunding, AGMC Insured, 5.125%, 10/01/39	5,000,000	5,692,750
[b]	Escambia County Health Facilities Authority Health Facility Revenue Bond, Refunding, Series A, 4.00%, 8/15/45	10,000,000	11,191,800
	Florida State Board of Education GO, Public Education Capital Outlay, Refunding, Series D, 6.00%, 6/01/23	17,500,000	20,451,725
	Florida State Municipal Loan Council Revenue, Series D, AGMC Insured, 5.50%, 10/01/41	4,750,000	5,075,470
	Gainesville Utilities System Revenue,
	Refunding, Series A, 5.00%, 10/01/47	31,640,000	39,734,145
	Series A, 5.00%, 10/01/36	7,150,000	8,933,567
	Greater Orlando Aviation Authority Airport Facilities Revenue, Series A, 4.00%, 10/01/44	10,000,000	11,338,300
	Hillsborough County Aviation Authority Revenue,
	Tampa International Airport, Passenger Facility Charge, Subordinated, Series A, 5.00%, 10/01/48	20,000,000	24,216,600
	Tampa International Airport, Subordinated, Refunding, Series B, 5.00%, 10/01/44	10,000,000	11,536,200
	Hillsborough County School Board COP, Master Lease Program, Refunding, Series A, 5.00%, 7/01/28	520,000	567,154
	Lee Memorial Health System Hospital Revenue, Refunding, Series A-1, 5.00%, 4/01/44	4,220,000	5,177,476
	Martin County Health Facilities Authority Hospital Revenue,
	Martin Memorial Medical Center, AGMC Insured, Pre-Refunded, 5.50%, 11/15/42	3,800,000	4,099,554
	Martin Memorial Medical Center, Pre-Refunded, 5.50%, 11/15/42	3,800,000	4,099,554
	Miami Beach GO, Refunding, 4.00%, 5/01/44	15,000,000	17,250,600
	Miami Beach RDA Tax Increment Revenue, City Center/Historic Convention Village, Refunding, Series A, AGMC Insured, 5.00%, 2/01/44	12,000,000	13,590,840
	Miami Beach Resort Tax Revenue, 5.00%, 9/01/40	11,000,000	12,960,530
	Miami-Dade County Expressway Authority Toll System Revenue,
	Refunding, Series A, 5.00%, 7/01/29	10,000,000	10,901,800
	Refunding, Series A, 5.00%, 7/01/32	6,375,000	6,946,965
	Series A, 5.00%, 7/01/40	30,265,000	30,742,279
	Miami-Dade County School Board COP, Master Lease Purchase Agreement, Refunding, Series A, 5.00%, 5/01/31	10,000,000	11,158,800
	Miami-Dade County Special Obligation Revenue,
	sub. bond, Refunding, Series B, 5.00%, 10/01/31	5,000,000	5,505,350
	sub. bond, Refunding, Series B, 5.00%, 10/01/32	4,500,000	4,951,125
	sub. bond, Refunding, Series B, 5.00%, 10/01/35	3,250,000	3,565,120
	Miami-Dade County Transit System Sales Surtax Revenue, Refunding, 5.00%, 7/01/35	7,000,000	8,264,760
  |  6

Franklin Federal Tax-Free Income Fund
Statement of Investments (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
Florida (continued)
Miami-Dade County Water and Sewer System Revenue,
Series A, Pre-Refunded, 5.00%, 10/01/42	$20,000,000	$22,160,200
Series B, 4.00%, 10/01/44	17,500,000	20,167,350
North Sumter County Utility Dependent District Utility Revenue,
5.00%, 10/01/49	3,635,000	4,466,870
5.00%, 10/01/54	7,000,000	8,545,950
Orange County Health Facilities Authority Revenue,
Hospital, Orlando Health Obligated Group, Refunding, Series A, 5.00%, 10/01/39	6,000,000	7,154,280
Hospital, Orlando Health Obligated Group, Series A, 5.00%, 10/01/47	5,000,000	6,120,700
Presbyterian Retirement Communities Project, 5.00%, 8/01/47	14,000,000	15,672,580
Orlando-Orange County Expressway Authority Revenue,
Series A, Pre-Refunded, 5.00%, 7/01/40	5,000,000	5,083,531
Series C, Pre-Refunded, 5.00%, 7/01/40	15,000,000	15,251,850
Osceola County Transportation Revenue,
Refunding, Series A-1, 5.00%, 10/01/44	2,000,000	2,479,660
Refunding, Series A-1, 5.00%, 10/01/49	2,500,000	3,076,975
Pinellas County Sewer Revenue, AGMC Insured, 5.00%, 10/01/32	610,000	611,995
Seminole County Water and Sewer Revenue, Refunding, 4.00%, 10/01/40	8,500,000	9,917,800
South Broward Hospital District Revenue, Hospital, South Broward Hospital District Obligated Group, 5.00%, 5/01/45	20,715,000	25,134,131
South Miami Health Facilities Authority Hospital Revenue, Baptist Health South Florida, Refunding, 5.00%, 8/15/42	15,000,000	18,098,850
St. Petersburg Public Utility Revenue, Refunding, 4.00%, 10/01/43	15,000,000	17,282,250
Sunrise Utilities System Revenue, AMBAC Insured, Pre-Refunded, 5.20%, 10/01/22	420,000	431,764
Tampa-Hillsborough County Expressway Authority Revenue, 5.00%, 7/01/47	10,000,000	12,008,200
Tohopekaliga Water Authority Utility System Revenue, Refunding, 5.00%, 10/01/46	5,000,000	5,991,800
Town of Davie Water and Sewer Revenue, AGMC Insured, 5.00%, 10/01/32	8,575,000	9,123,200
		625,313,647
Georgia 3.2%
Albany Dougherty Payroll Development Authority Revenue, Darton College Project, AGMC Insured, 5.75%, 6/15/41	5,550,000	5,638,412
Atlanta Airport General Revenue, Refunding, Series C, 6.00%, 1/01/30	15,000,000	15,704,400
Atlanta Airport Passenger Facility Charge Revenue,
General, sub. lien, Series D, 4.00%, 7/01/38	10,000,000	11,627,300
General, sub. lien, Series D, 4.00%, 7/01/40	7,600,000	8,788,032
The Atlanta Development Authority Revenue,
New Downtown Atlanta Stadium Project, senior lien, Series A-1, 5.25%, 7/01/44	3,000,000	3,544,530
Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/24	6,385,000	7,092,266
Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/25	6,955,000	7,912,773
Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/26	5,000,000	5,816,300
Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/27	5,000,000	5,916,600
Atlanta Water and Wastewater Revenue,
Refunding, 5.00%, 11/01/40	29,500,000	34,820,620
Refunding, Series A, 5.00%, 11/01/40	4,655,000	5,777,320
Refunding, Series A, 5.00%, 11/01/41	4,845,000	6,002,664
Refunding, Series C, 4.00%, 11/01/38	13,550,000	15,591,985
Brookhaven Development Authority Revenue, Children’s Healthcare of Atlanta, Series A, 4.00%, 7/01/44	11,000,000	12,613,260
  |  7

Franklin Federal Tax-Free Income Fund
Statement of Investments (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
Georgia (continued)
Burke County Development Authority PCR,
Oglethorpe Power Corp. Vogtle Project, Refunding, Series C, 4.125%, 11/01/45	$2,500,000	$2,748,400
Oglethorpe Power Corp. Vogtle Project, Refunding, Series D, 4.125%, 11/01/45	18,500,000	20,338,160
Clarke County Hospital Authority Revenue, Piedmont Health Care Inc. Project, Refunding, Series A, 5.00%, 7/01/46	10,835,000	12,683,126
Fayette County Hospital Authority Revenue, Anticipation Certificates, Piedmont Fayette Hospital Project, Refunding, Series A, 5.00%, 7/01/39	11,420,000	12,951,308
Fulton County Development Authority Hospital Revenue, Anticipation Certificates, Wellstar Health System Inc. Project, Series A, 5.00%, 4/01/47	5,000,000	5,889,550
Fulton County Development Authority Revenue, Piedmont Healthcare Inc. Project, Refunding, Series A, 5.00%, 7/01/46	11,005,000	12,882,123
Gainesville and Hall County Hospital Authority Revenue, Anticipation Certificates, Northeast Georgia Health System Inc. Project, Refunding, Series A, 5.00%, 2/15/45	13,040,000	15,308,960
Georgia Municipal Electric Authority Revenue,
Plant Vogtle Units 3 and 4 Project P, Series B, 5.00%, 1/01/59	4,000,000	4,673,120
Project One, Subordinated, Refunding, Series A, 5.00%, 1/01/44	4,580,000	5,534,472
Georgia State GO, Series A-2, 4.00%, 2/01/36	10,000,000	11,481,200
Georgia State Higher Education Facilities Authority Revenue,
USG Real Estate Foundation III LLC Project, Series A, 5.00%, 6/15/40	3,700,000	3,751,800
USG Real Estate Foundation III LLC Project, Series A, Assured Guaranty, 5.00%, 6/15/38	6,845,000	6,940,830
USG Real Estate Foundation III LLC Project, Series A, Assured Guaranty, Pre-Refunded, 5.00%, 6/15/38	2,405,000	2,440,618
USG Real Estate Foundation III LLC Project, Series A, Pre-Refunded, 5.00%, 6/15/40	1,300,000	1,319,500
Glynn-Brunswick Memorial Hospital Authority Revenue, Anticipation Certificates, Southeast Georgia Health System Project, 5.00%, 8/01/47	2,250,000	2,636,595
Main Street Natural Gas Inc. Gas Supply Revenue, Series A, 5.00%, 5/15/49	11,500,000	16,476,510
Main Street Natural Gas Inc. Revenue, Gas Project, Series A, 5.50%, 9/15/28	5,000,000	6,493,400
Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional Healthcare System Inc. Project, AGMC Insured, Pre-Refunded, 5.00%, 8/01/41	7,500,000	7,650,150
Private Colleges and Universities Authority Revenue,
Emory University, Green Bonds, Refunding, Series B, 5.00%, 9/01/48	6,005,000	7,592,482
Emory University, Refunding, Series A, 5.00%, 9/01/41	10,000,000	10,580,000
Emory University, Refunding, Series A, 5.00%, 10/01/43	10,000,000	11,330,700
Savannah EDA Revenue, SSU Community Development I LLC Project, Assured Guaranty, 5.75%, 6/15/41	10,000,000	10,169,000
Savannah Hospital Authority Revenue, Anticipation Certificates, St. Joseph’s/Candler Health System Inc., Series A, 4.00%, 7/01/43	15,000,000	16,777,500
		355,495,966
Hawaii 0.8%
Hawaii State Airports System Revenue, Series A, 5.00%, 7/01/43	15,000,000	18,280,350
Hawaii State Department of Budget and Finance Special Purpose Revenue,
Hawaiian Electric Co. Inc. and its Subsidiary, 3.50%, 10/01/49	17,035,000	17,418,117
Hawaiian Electric Co. Inc. and its Subsidiary, Refunding, 3.20%, 7/01/39	10,000,000	10,429,400
Honolulu City and County Wastewater System Revenue,
First Bond Resolution, Senior Series A, 5.00%, 7/01/47	25,000,000	30,577,750
First Bond Resolution, Senior Series A, Pre-Refunded, 5.00%, 7/01/38	10,000,000	10,582,600
		87,288,217
  |  8

Franklin Federal Tax-Free Income Fund
Statement of Investments (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
Idaho 0.2%
Idaho Health Facilities Authority Hospital Revenue, Trinity Health Credit Group, Series D, 4.00%, 12/01/43	$6,000,000	$6,838,020
Idaho State Health Facilities Authority Revenue,
St. Luke’s Health System Project, Refunding, Series A, 5.00%, 3/01/36	4,200,000	5,116,692
St. Luke’s Health System Project, Refunding, Series A, 5.00%, 3/01/37	3,500,000	4,246,305
		16,201,017
Illinois 3.4%
Bolingbrook GO, Will and DuPage Counties, Capital Appreciation, Refunding, Series A, zero cpn., 1/01/36	19,000,000	9,034,120
Chicago GO, Lakefront Millennium Project, Parking Facilities, NATL Insured, ETM, 5.75%, 1/01/23	8,955,000	9,940,498
Chicago Midway Airport Revenue,
Refunding, Series B, 5.00%, 1/01/46	18,420,000	21,499,640
Refunding, Series C, Assured Guaranty, 5.50%, 1/01/24	12,950,000	14,360,384
Chicago O’Hare International Airport Revenue,
General Airport, senior lien, Series D, 5.25%, 1/01/42	10,000,000	12,173,800
General Airport, senior lien, Series D, 5.00%, 1/01/47	18,000,000	21,419,640
General Airport, third lien, Series A, 5.75%, 1/01/39	840,000	874,490
General Airport, third lien, Series A, Pre-Refunded, 5.75%, 1/01/39	4,160,000	4,345,162
General Airport, third lien, Series C, Assured Guaranty, 5.25%, 1/01/35	39,485,000	39,612,537
Chicago Transit Authority Sales Tax Receipts Revenue, 5.25%, 12/01/40	10,000,000	10,642,500
Illinois State Finance Authority Revenue,
Art Institute of Chicago, Refunding, Series A, 5.25%, 3/01/40	16,000,000	16,048,800
Carle Foundation, Refunding, Series A, 5.00%, 2/15/45	20,000,000	23,128,200
Mercy Health System Corp., Refunding, 5.00%, 12/01/46	30,000,000	34,501,800
Southern Illinois HealthCare Enterprise Inc., AGMC Insured, Pre-Refunded, 5.375%, 3/01/35	8,500,000	8,528,220
Illinois State Finance Authority Student Housing Revenue,
CHF-DeKalb II LLC, Northern Illinois University Project, 6.875%, 10/01/43	15,000,000	15,835,050
CHF-Normal LLC, Illinois State University Project, Pre-Refunded, 7.00%, 4/01/43	7,500,000	8,018,625
Illinois State GO,
AGMC Insured, 5.00%, 3/01/27	11,500,000	12,307,875
Refunding, AGMC Insured, 5.00%, 1/01/23	10,000,000	10,031,400
Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue,
McCormick Place Expansion Project, Capital Appreciation, Series B, NATL Insured, 5.65%, 6/15/22	24,500,000	26,744,690
McCormick Place Expansion Project, Capital Appreciation, Series B, NATL Insured, ETM, 5.65%, 6/15/22	2,855,000	3,169,307
McCormick Place Expansion Project, Capital Appreciation, Series B, NATL Insured, ETM, 5.65%, 6/15/22	2,645,000	2,932,908
Metropolitan Pier and Exposition Authority Hospitality Facilities Revenue, McCormick Place Convention Center, ETM, 7.00%, 7/01/26	9,925,000	12,055,401
Railsplitter Tobacco Settlement Authority Revenue, Pre-Refunded, 6.00%, 6/01/28	14,530,000	15,507,578
Regional Transportation Authority GO, Cook DuPage Kane Lake McHenry and Will Counties, Series A, AMBAC Insured, 7.20%, 11/01/20	170,000	177,766
Southwestern Illinois Development Authority Revenue,
Capital Appreciation, Local Government Program, AGMC Insured, zero cpn., 12/01/24	3,850,000	3,523,173
Capital Appreciation, Local Government Program, AGMC Insured, zero cpn., 12/01/26	7,700,000	6,710,935
St. Clair County School District No. 189 East St. Louis GO, Alternate Revenue Source, Refunding, AMBAC Insured, 5.125%, 1/01/28	7,135,000	7,143,776
  |  9

Franklin Federal Tax-Free Income Fund
Statement of Investments (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
Illinois (continued)
University of Illinois University Revenue,
Auxiliary Facilities System, Refunding, Series A, 5.125%, 4/01/36	$2,950,000	$3,067,794
Auxiliary Facilities System, Refunding, Series A, 5.25%, 4/01/41	5,000,000	5,196,750
Upper Illinois River Valley Development Authority MFHR,
Prairie View and Timber Oaks Apartments, Series A1, 5.00%, 12/01/43	8,550,000	8,677,395
Prairie View and Timber Oaks Apartments, Series A1, 5.00%, 12/01/54	11,000,000	11,045,980
		378,256,194
Indiana 2.8%
Hammond Multi-School Building Corp. Revenue, Lake County, first mortgage, 5.00%, 7/15/38	3,000,000	3,595,500
Indiana Finance Authority Revenue,
Baptist Homes of Indiana Senior Living, Series A, 5.25%, 11/15/46	11,955,000	13,771,801
Baptist Homes of Indiana Senior Living, Series A, 5.00%, 11/15/48	5,000,000	5,701,400
Baptist Homes of Indiana Senior Living, Series A, 5.00%, 11/15/53	10,000,000	11,333,400
Deaconess Health System Obligated Group, Refunding, Series A, 5.00%, 3/01/39	5,000,000	5,725,900
Educational Facilities, Marian University Project, Pre-Refunded, 6.375%, 9/15/41	12,500,000	13,577,000
Stadium Project, Refunding, Series A, 5.25%, 2/01/37	10,000,000	12,035,900
Indiana Finance Authority Wastewater Utility Revenue,
Citizens Wastewater of Westfield Project, Series A, 5.00%, 10/01/48	16,665,000	20,671,766
CWA Authority Project, first lien, Refunding, Series A, 5.00%, 10/01/39	30,000,000	34,678,800
CWA Authority Project, first lien, Series A, 5.00%, 10/01/37	5,000,000	5,493,700
CWA Authority Project, first lien, Series A, 5.25%, 10/01/38	12,000,000	12,820,440
CWA Authority Project, first lien, Series A, 4.00%, 10/01/42	24,690,000	25,992,644
Indiana State Municipal Power Agency Revenue,
Power Supply System, Refunding, Series A, 4.00%, 1/01/42	5,860,000	6,476,238
Power Supply System, Refunding, Series A, 5.00%, 1/01/42	21,290,000	25,410,467
Indianapolis Local Public Improvement Bond Bank Revenue,
Community Justice Campus, Courthouse and Jail Project, Refunding, Series A, 4.00%, 2/01/44	6,050,000	6,912,186
Community Justice Campus, Courthouse and Jail Project, Refunding, Series A, 5.00%, 2/01/49	41,970,000	52,141,849
Pilot Infrastructure Project, Refunding, Series C, 5.00%, 1/01/40	23,225,000	28,492,662
Indianapolis Water System Revenue, first lien, Refunding, Series B, 5.00%, 10/01/37	15,000,000	18,247,350
Northern Indiana Commuter Transportation District Revenue, Limited Obligation, 5.00%, 7/01/41	6,000,000	7,164,600
		310,243,603
Iowa 0.3%
Iowa State Finance Authority Revenue,
Green Bonds, Refunding, 5.00%, 8/01/42	16,000,000	19,640,320
UnityPoint Health, Refunding, Series B, 5.00%, 2/15/48	7,500,000	9,035,475
		28,675,795
Kansas 0.7%
Butler County USD No. 490 GO, School Building, El Dorado, Series B, BAM Insured, 4.00%, 9/01/43	10,000,000	11,097,100
University of Kansas Hospital Authority Health Facilities Revenue, Kansas University Health System, Refunding, Series A, 5.00%, 3/01/47	23,115,000	27,483,735
Wyandotte County Kansas City Unified Government Utility System Revenue,
Improvement, Refunding, Series A, 5.00%, 9/01/44	3,000,000	3,407,820
Improvement, Series A, 5.00%, 9/01/45	10,000,000	11,570,300
Improvement, Series C, 5.00%, 9/01/41	5,000,000	5,920,700
  |  10

Franklin Federal Tax-Free Income Fund
Statement of Investments (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
Kansas (continued)
Wyandotte County Kansas City Unified Government Utility System Revenue, (continued)
Improvement, Series C, 5.00%, 9/01/46	$16,565,000	$19,466,360
		78,946,015
Kentucky 0.2%
Kentucky State Municipal Power Agency Power System Revenue,
Prairie State Project, Refunding, Series A, NATL Insured, 5.00%, 9/01/35	7,750,000	9,199,483
Prairie State Project, Refunding, Series A, NATL Insured, 5.00%, 9/01/42	10,000,000	11,615,600
		20,815,083
Louisiana 2.6%
East Baton Rouge Sewerage Commission Revenue, Refunding, Series A, 4.00%, 2/01/45	20,000,000	22,845,600
Jefferson Sales Tax District Special Sales Tax Revenue, Parish of Jefferson, Series B, Assured Guaranty, 4.00%, 12/01/42	20,000,000	23,248,800
Lafayette Communications System Revenue, Refunding, AGMC Insured, 5.00%, 11/01/30	5,000,000	6,002,200
Lafayette Public Trust Financing Authority Revenue,
Ragin’ Cajun Facilities Inc. Housing and Parking Project, AGMC Insured, Pre-Refunded, 5.00%, 10/01/25	5,500,000	5,648,720
Ragin’ Cajun Facilities Inc. Housing and Parking Project, AGMC Insured, Pre-Refunded, 5.50%, 10/01/35	6,000,000	6,181,920
Ragin’ Cajun Facilities Inc. Housing and Parking Project, AGMC Insured, Pre-Refunded, 5.50%, 10/01/41	15,000,000	15,454,800
Louisiana Local Government Environmental Facilities and CDA Revenue,
East Baton Rouge Sewerage Commission Projects, sub. lien, Series A, 5.00%, 2/01/44	5,820,000	6,526,781
LCTCS Act 360 Project, 5.00%, 10/01/39	10,000,000	11,433,600
Southeastern Louisiana University, Student Union/University Facilities Inc. Project, Series A, AGMC Insured, 5.00%, 10/01/40	8,545,000	8,732,050
Louisiana Public Facilities Authority Hospital Revenue, Franciscan Missionaries of Our Lady Health System Project, Series A, 5.00%, 7/01/47	35,000,000	41,031,200
Louisiana Public Facilities Authority Revenue,
Ochsner Clinic Foundation Project, Pre-Refunded, 6.75%, 5/15/41	15,500,000	16,643,280
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/42	20,000,000	23,452,800
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/47	7,500,000	8,496,600
Ochsner Clinic Foundation Project, Series B, ETM, 5.75%, 5/15/23	10,000,000	11,532,600
Louisiana State Gasoline and Fuels Tax Revenue, second lien, Series B, Pre-Refunded, 5.00%, 5/01/45	13,690,000	13,825,942
Louisiana State Public Facilities Authority Lease Revenue,
Provident Group-Flagship Properties LLC, Louisiana State University Nicholson Gateway Project, Series A, 5.00%, 7/01/51	15,000,000	17,304,450
Provident Group-Flagship Properties LLC, Louisiana State University Nicholson Gateway Project, Series A, 5.00%, 7/01/56	11,295,000	12,997,043
New Orleans Aviation Board Revenue, General Airport, North Terminal Project, Series B, 5.00%, 1/01/48	4,000,000	4,667,640
Parish of East Baton Rouge Capital Improvements District Movebr Sales Tax Revenue, 4.00%, 8/01/44	6,000,000	6,885,960
Shreveport Water and Sewer Revenue,
junior lien, Series B, 4.00%, 12/01/44	6,535,000	7,361,939
Series B, 5.00%, 12/01/41	10,000,000	11,837,100
		282,111,025
  |  11

Franklin Federal Tax-Free Income Fund
Statement of Investments (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
Maine 0.4%
Maine Health and Higher Educational Facilities Authority Revenue, MaineHealth Issue, Refunding, Series A, 5.00%, 7/01/43	$3,000,000	$3,632,940
Maine State Health and Higher Educational Facilities Authority Revenue,
Maine General Medical Center Issue, 6.75%, 7/01/36	4,250,000	4,539,595
Maine General Medical Center Issue, 7.00%, 7/01/41	10,000,000	10,696,300
Maine State Turnpike Authority Revenue, 5.00%, 7/01/47	15,500,000	19,119,095
		37,987,930
Maryland 0.8%
Baltimore Revenue,
Mayor and City Council of Baltimore, Wastewater Projects, Series C, 5.00%, 7/01/38	5,000,000	5,691,250
Mayor and City Council of Baltimore, Wastewater Projects, Series C, 5.00%, 7/01/43	10,000,000	11,330,300
Mayor and City Council of Baltimore, Water Projects, Subordinate, Refunding, Series C, 5.00%, 7/01/39	10,000,000	11,680,900
Mayor and City Council of Baltimore, Water Projects, Subordinate, Refunding, Series C, 5.00%, 7/01/44	10,000,000	11,598,400
Mayor and City Council of Baltimore, Water Projects, Subordinate, Series A, 5.00%, 7/01/39	9,430,000	10,966,430
Mayor and City Council of Baltimore, Water Projects, Subordinate, Series A, 5.00%, 7/01/44	5,500,000	6,351,015
Maryland CDA Department Housing and Community Development Revenue, Residential, Refunding, Series A, 3.85%, 9/01/33	5,150,000	5,709,959
Maryland State Health and Higher Educational Facilities Authority Revenue,
Adventist HealthCare Issue, Series A, 5.50%, 1/01/46	12,500,000	15,017,625
LifeBridge Health Issue, Refunding, 4.00%, 7/01/42	3,000,000	3,344,580
Medstar Health Issue, Series A, 5.00%, 5/15/42	7,500,000	8,982,975
University of Maryland Medical System Issue, Series B, NATL Insured, ETM, 7.00%, 7/01/22	105,000	116,649
		90,790,083
Massachusetts 3.3%
Massachusetts Bay Transportation Authority Sales Tax Revenue, Refunding, Senior Series A, 5.00%, 7/01/28	10,000,000	13,125,700
Massachusetts Development Finance Agency Revenue,
Dana-Farber Cancer Institute Issue, Series N, 5.00%, 12/01/41	10,135,000	12,146,595
Partners HealthCare System Issue, Refunding, Series Q, 5.00%, 7/01/47	15,000,000	17,810,250
Partners HealthCare System Issue, Refunding, Series S, 4.00%, 7/01/41	15,415,000	17,658,037
Wellesley College Issue, Series J, 5.00%, 7/01/42	10,000,000	10,915,700
Massachusetts State Development Finance Agency Revenue, Worcester Polytechnic Institute Issue, 5.00%, 9/01/59	10,000,000	12,198,000
Massachusetts State Educational Financing Authority Education Loan Revenue,
Issue I, 6.00%, 1/01/28	2,340,000	2,342,059
Issue K, Refunding, 5.25%, 7/01/29	4,570,000	4,910,511
Massachusetts State GO,
Consolidated Loan of 2016, Series G, 4.00%, 9/01/42	20,000,000	22,519,600
Consolidated Loan of 2017, Green Bonds, Series B, 5.00%, 4/01/47	12,335,000	15,169,460
Consolidated Loan of 2019, Series A, 5.25%, 1/01/44	10,000,000	12,819,500
Series A, 5.00%, 1/01/41	15,000,000	18,556,800
Series A, 5.00%, 1/01/46	10,000,000	12,252,400
Massachusetts State Health and Educational Facilities Authority Revenue,
CareGroup Issue, Series A, NATL Insured, Pre-Refunded, 5.00%, 7/01/25	750,000	785,685
Northeastern University Issue, Series A, 5.00%, 10/01/35	20,000,000	20,507,200
  |  12

Franklin Federal Tax-Free Income Fund
Statement of Investments (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
Massachusetts (continued)
Massachusetts State Port Authority Revenue,
Series C, 5.00%, 7/01/44	$10,000,000	$12,405,500
Series C, 5.00%, 7/01/49	15,000,000	18,459,600
Massachusetts State Port Authority Special Facilities Revenue, Bosfuel Project, Refunding, Series A, 5.00%, 7/01/49	7,500,000	9,179,925
Massachusetts State School Building Authority Dedicated Sales Tax Revenue,
Subordinated, Refunding, Series A, 4.00%, 2/15/43	10,750,000	12,190,715
Subordinated, Series A, 5.00%, 2/15/49	25,000,000	29,903,750
Massachusetts State Transportation Fund Revenue,
Accelerated Bridge Program, Series A, 4.00%, 6/01/35	10,000,000	10,343,300
Rail Enhancement and Accelerated Bridge Programs, Series A, 5.00%, 6/01/47	25,055,000	30,703,148
Rail Enhancement and Accelerated Bridge Programs, Series A, 5.00%, 6/01/49	15,000,000	18,966,900
Massachusetts State Water Pollution Abatement Trust Revenue,
MWRA Program, Series A, 5.00%, 8/01/32	225,000	225,709
Water Pollution Abatement, MWRA Program, Subordinate, Refunding, Series A, 5.75%, 8/01/29	450,000	451,714
University of Massachusetts Building Authority Project Revenue, Senior Series 1, 5.00%, 11/01/39	20,000,000	23,440,200
		359,987,958
Michigan 2.8%
Detroit City School District GO,
School Building and Site Improvement, Refunding, Series A, 5.00%, 5/01/30	1,245,000	1,345,447
School Building and Site Improvement, Refunding, Series A, 5.00%, 5/01/33	1,500,000	1,618,740
Detroit Sewage Disposal System Revenue, second lien, Series B, NATL Insured, 5.00%, 7/01/36	10,000	10,029
Detroit Water and Sewerage Department Sewage Disposal System Revenue,
senior lien, Refunding, Series A, 5.25%, 7/01/39	12,000,000	13,132,080
senior lien, Refunding, Series A, AGMC Insured, 5.00%, 7/01/39	10,000,000	10,884,200
Detroit Water Supply System Revenue, senior lien, Series B, NATL Insured, 5.00%, 7/01/34	10,000	10,030
Jackson County Hospital Finance Authority Revenue, W.A. Foote Memorial Hospital, Series C, Assured Guaranty, Pre-Refunded, 5.00%, 6/01/26	15,000,000	15,202,950
Michigan Finance Authority Revenue,
Hospital, Beaumont Health Credit Group, Series A, 5.00%, 11/01/44	20,925,000	24,217,340
Hospital, Bronson Healthcare Group Inc., Refunding, Series A, 5.00%, 5/15/54	40,000,000	45,933,600
Hospital, Henry Ford Health System, Series A, 5.00%, 11/15/48	10,000,000	12,332,300
Hospital, McLaren Health Care, Series A, 4.00%, 2/15/44	20,000,000	22,835,600
Hospital, Trinity Health Credit Group, Series MI, Pre-Refunded, 5.00%, 12/01/39	29,610,000	31,818,906
Hospital, Trinity Health Credit Group, Series MI, Pre-Refunded, 5.00%, 12/01/39	140,000	150,312
Michigan Hospital Finance Authority Revenue,
Ascension Health Senior Credit Group, Refunding, Series F-8, 5.00%, 11/15/47	10,000,000	11,819,700
Trinity Health Credit Group, Series C, Pre-Refunded, 5.00%, 12/01/34	10,000,000	10,933,801
Michigan State Building Authority Revenue,
Facilities Program, Refunding, Series I-A, 5.375%, 10/15/36	6,730,000	7,209,041
Facilities Program, Refunding, Series I-A, 5.25%, 10/15/44	20,655,000	23,408,518
Michigan State HDA Rental Housing Revenue, Series A-1, 3.25%, 10/01/44	3,450,000	3,593,865
Michigan State Strategic Fund Limited Obligation Revenue,
The Detroit Edison Co. Exempt Facilities Project, Refunding, Series KT, 5.625%, 7/01/20	7,000,000	7,124,810
The Detroit Edison Co. Pollution Control Bonds Project, Refunding, Collateralized, Series BB, AMBAC Insured, 7.00%, 5/01/21	250,000	267,715
I-75 Improvement Project, 5.00%, 12/31/43	10,000,000	12,128,700
United Methodist Retirement Communities Inc. Project, Refunding, 5.00%, 11/15/49	6,000,000	6,978,840
  |  13

Franklin Federal Tax-Free Income Fund
Statement of Investments (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
Michigan (continued)
Michigan Tobacco Settlement Finance Authority Revenue, Tobacco Settlement Asset-Backed, Senior, Series A, 6.00%, 6/01/34	$40,000,000	$40,388,000
		303,344,524
Minnesota 0.1%
St. Cloud Health Care Revenue, CentraCare Health System, Refunding, 5.00%, 5/01/48	10,000,000	12,337,200
Mississippi 0.7%
Medical Center Educational Building Corp. Revenue, University of Mississippi Medical Center, Refunding, Series A, 5.00%, 6/01/47	25,000,000	30,120,000
Mississippi Development Bank Special Obligation Revenue, City of Jackson Water and Sewer System Project, AGMC Insured, 6.875%, 12/01/40	3,400,000	4,067,488
Mississippi Hospital Equipment and Facilities Authority Revenue,
Baptist Memorial Health Care, Series A, 5.00%, 9/01/36	6,350,000	7,389,812
Baptist Memorial Health Care, Series A, 5.00%, 9/01/46	34,000,000	38,614,140
		80,191,440
Missouri 0.7%
Kansas City IDA Airport Special Obligation Revenue, Kansas City International Airport Terminal Modernization Project, Series B, 5.00%, 3/01/54	27,500,000	33,284,900
Missouri State Health and Educational Facilities Authority Health Facilities Revenue,
Mercy Health, Series F, 5.00%, 11/15/45	25,000,000	28,422,500
SSM Health, Series A, 5.00%, 6/01/48	7,500,000	8,986,050
Missouri State Health and Educational Facilities Authority Revenue, Senior Living Facilities, Lutheran Senior Services Projects, Series A, 5.00%, 2/01/42	4,000,000	4,530,360
		75,223,810
Montana 0.2%
Montana State Facility Finance Authority Health Care Facilities Revenue, Kalispell Regional Medical Center Obligated Group, Series B, 5.00%, 7/01/43	6,440,000	7,440,712
Montana State Facility Finance Authority Revenue,
Benefits Health System Obligated Group, Refunding, 5.00%, 2/15/41	2,650,000	3,112,451
Billings Clinic Obligated Group, Refunding, Series A, 5.00%, 8/15/48	10,000,000	12,238,600
		22,791,763
Nebraska 0.8%
Douglas County Hospital Authority No. 2 Revenue, Health Facilities, Children’s Hospital Obligated Group, 5.00%, 11/15/47	10,000,000	11,737,500
Lancaster County Hospital Authority Revenue, Bryan Memorial Hospital Project No. 1, NATL Insured, ETM, 6.70%, 6/01/22	925,000	990,980
Omaha Public Power District Electric System Revenue, Series C, Pre-Refunded, 5.00%, 2/01/39	23,305,000	24,265,166
Omaha Public Power District Separate Electric System Revenue,
Nebraska City 2, Refunding, Series A, 5.00%, 2/01/49	10,000,000	11,565,800
Nebraska City 2, Series A, 5.25%, 2/01/42	10,000,000	11,800,900
Public Power Generation Agency Revenue,
Whelan Energy Center Unit 2, Refunding, Series A, 5.00%, 1/01/39	7,340,000	8,695,404
Whelan Energy Center Unit 2, Refunding, Series A, 5.00%, 1/01/41	5,140,000	6,065,406
University of Nebraska Revenue,
Lincoln Student Fees and Facilities, Pre-Refunded, 5.00%, 7/01/37	5,000,000	5,388,950
Lincoln Student Fees and Facilities, Pre-Refunded, 5.00%, 7/01/42	7,500,000	8,083,425
		88,593,531
  |  14

Franklin Federal Tax-Free Income Fund
Statement of Investments (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
Nevada 0.2%
Carson City Hospital Revenue, Carson Tahoe Regional Healthcare Project, Refunding, Series A, 5.00%, 9/01/47	$2,775,000	$3,256,462
Las Vegas Convention and Visitors Authority Convention Center Expansion Revenue, Series B, 5.00%, 7/01/43	10,000,000	12,247,200
Reno Hospital Revenue,
Washoe Medical Center Project, Refunding, Series C, AGMC Insured, 5.375%, 6/01/39	1,535,000	1,553,205
Washoe Medical Center Project, Series C, AGMC Insured, Pre-Refunded, 5.375%, 6/01/39	3,465,000	3,514,931
		20,571,798
New Hampshire 0.3%
New Hampshire Health and Education Facilities Authority Revenue,
Concord Hospital Trust, 5.00%, 10/01/47	6,000,000	7,147,860
Elliot Hospital Issue, Refunding, 5.00%, 10/01/38	4,000,000	4,696,960
University System of New Hampshire Issue, Refunding, 5.00%, 7/01/45	10,350,000	12,012,210
New Hampshire Municipal Bond Bank Revenue, Series B, Pre-Refunded, 5.00%, 8/15/39	11,250,000	11,495,363
		35,352,393
New Jersey 1.0%
New Jersey EDA Revenue,
School Facilities Construction, Series AAA, 5.00%, 6/15/41	26,000,000	30,022,980
School Facilities Construction, Series NN, 5.00%, 3/01/28	22,000,000	24,263,360
New Jersey State Educational Facilities Authority Revenue, Higher Education Capital Improvement Fund Issue, Series B, 5.00%, 9/01/36	14,000,000	16,255,400
New Jersey State Transportation Trust Fund Authority Revenue,
Transportation Program, Series AA, 5.00%, 6/15/45	15,000,000	16,772,700
Transportation System, Series B, 5.25%, 6/15/36	10,000,000	10,499,400
New Jersey State Turnpike Authority Revenue, Turnpike, Series E, 5.00%, 1/01/45	11,475,000	13,426,668
		111,240,508
New Mexico 0.3%
New Mexico Hospital Equipment Loan Council Hospital System Revenue,
Presbyterian Healthcare Services, Refunding, Series A, 5.00%, 8/01/44	10,000,000	11,523,400
Presbyterian Healthcare Services, Refunding, Series A, 5.00%, 8/01/46	15,000,000	17,975,250
		29,498,650
New York 11.5%
Hudson Yards Infrastructure Corp. Revenue,
Senior, Fiscal 2012, Series A, AGMC Insured, 5.00%, 2/15/47	15,745,000	16,319,535
Senior, Fiscal 2012, Series A, AGMC Insured, Pre-Refunded, 5.00%, 2/15/47	730,000	761,478
Long Island Power Authority Electric System Revenue, General, Refunding, Series B, 5.00%, 9/01/46	13,000,000	15,452,450
MTA Revenue,
Green Bonds, Group 1, Refunding, Series A-1, 5.00%, 11/15/49	49,090,000	61,360,536
Transportation, Refunding, Series D, 4.00%, 11/15/42	10,000,000	11,278,800
Transportation, Series A, 5.00%, 11/15/38	11,800,000	13,169,744
Transportation, Series D, Pre-Refunded, 5.00%, 11/15/34	10,000,000	10,334,000
Transportation, Series D, Pre-Refunded, 5.00%, 11/15/36	9,500,000	10,223,235
Transportation, Series D, Pre-Refunded, 5.25%, 11/15/40	15,000,000	15,530,250
Transportation, Series D, Sub Series D-1, 5.00%, 11/15/39	15,000,000	17,260,650
Transportation, Sub Series A-1, 5.00%, 11/15/40	30,000,000	33,339,600
  |  15

Franklin Federal Tax-Free Income Fund
Statement of Investments (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
New York City GO,
Fiscal 2002, Series D, 5.50%, 6/01/24	$180,000	$180,664
Fiscal 2010, Refunding, Series C, 5.00%, 8/01/23	24,620,000	24,704,693
Series E-1, 5.00%, 3/01/40	14,570,000	18,054,998
Series F, 5.25%, 1/15/23	5,000	5,018
New York City Municipal Water Finance Authority Water and Sewer System Revenue,
Second General Resolution, Fiscal 2011, Series GG, Pre-Refunded, 5.00%, 6/15/43	25,000,000	26,460,000
Second General Resolution, Fiscal 2012, Series AA, Pre-Refunded, 5.00%, 6/15/34	10,000,000	10,584,000
Second General Resolution, Fiscal 2012, Series AA, Pre-Refunded, 5.00%, 6/15/44	21,550,000	22,808,520
Second General Resolution, Fiscal 2013, Refunding, Series DD, 5.00%, 6/15/35	30,705,000	34,630,327
Second General Resolution, Fiscal 2014, Refunding, Series BB, 5.00%, 6/15/46	15,000,000	16,801,500
Second General Resolution, Fiscal 2015, Refunding, Series FF, 5.00%, 6/15/39	10,000,000	11,831,800
Second General Resolution, Fiscal 2015, Refunding, Series HH, 5.00%, 6/15/39	15,000,000	17,747,700
Second General Resolution, Fiscal 2017, Series CC, Subseries CC-2, 5.00%, 6/15/46	32,500,000	39,102,375
Second General Resolution, Fiscal 2019, Series DD-1, 5.25%, 6/15/49	12,000,000	15,070,200
Second General Resolution Refunding, Fiscal 2020, Series CC-2, 4.00%, 6/15/41	10,000,000	11,782,400
New York City Transitional Finance Authority Building Aid Revenue,
Fiscal 2011, Series S-2, Subseries S-2A, 5.00%, 7/15/40	35,000,000	37,012,150
Fiscal 2012, Series S-1, Subseries S-1A, 5.25%, 7/15/37	30,300,000	32,223,141
New York City Transitional Finance Authority Revenue,
Future Tax Secured, Subordinate, Fiscal 2011, Series C, 5.00%, 11/01/39	15,000,000	15,432,900
Future Tax Secured, Subordinate, Fiscal 2014, Series A, Subseries A-1, 5.00%, 11/01/34	15,000,000	17,165,550
Future Tax Secured, Subordinate, Fiscal 2016, Series E, Subseries E-1, 5.00%, 2/01/38	10,000,000	12,067,400
Future Tax Secured, Subordinate, Fiscal 2017, Series B, Subseries B-1, 5.00%, 8/01/36	10,000,000	12,269,100
Future Tax Secured, Subordinate, Fiscal 2017, Series B, Subseries B-1, 5.00%, 8/01/38	10,000,000	12,220,400
Future Tax Secured, Subordinate, Fiscal 2017, Series F, Subseries F-1, 5.00%, 5/01/42	11,095,000	13,537,564
Future Tax Secured, Subordinate, Fiscal 2018, Series C, Subseries C-2, 5.00%, 5/01/38	11,945,000	14,943,076
Future Tax Secured, Subordinate, Fiscal 2020, Series B, Subseries B-1, 4.00%, 11/01/45	25,000,000	28,991,250
New York Liberty Development Corp. Liberty Revenue,
One World Trade Center, Secured by Port Authority Bonds, 5.25%, 12/15/43	25,000,000	26,938,750
Seven World Trade Center Project, Refunding, 5.00%, 9/15/43	6,500,000	6,982,820
New York Liberty Development Corp. Revenue,
Goldman Sachs Headquarters Issue, 5.50%, 10/01/37	24,995,000	36,854,628
Goldman Sachs Headquarters Issue, Second Tranche, 5.25%, 10/01/35	40,000,000	56,424,400
New York State Dormitory Authority Revenues, Lease, State University Dormitory Facilities, Series A, Pre-Refunded, 5.00%, 7/01/41	10,000,000	10,603,000
New York State Dormitory Authority Sales Tax Revenue,
Bid Group 3, Refunding, Series E, 5.00%, 3/15/42	59,480,000	74,516,544
Bid Group 4, Refunding, Series E, 5.00%, 3/15/46	73,130,000	90,989,809
Bid Group C, Series A, 5.00%, 3/15/43	10,000,000	12,176,300
Refunding, Series C, 5.00%, 3/15/42	33,280,000	41,239,910
State Supported Debt, Series A, 5.00%, 3/15/45	25,000,000	30,829,250
New York State Dormitory Authority State Personal Income Tax Revenue,
Bidding Group 3 Bonds, Refunding, Series B, 5.00%, 2/15/42	24,410,000	29,880,525
General Purpose, Refunding, Series D, 4.00%, 2/15/47	50,000,000	57,965,000
General Purpose, Series A, Pre-Refunded, 5.00%, 2/15/36	15,000,000	16,901,850
Group C, Series B, 5.00%, 2/15/40	20,000,000	23,472,800
  |  16

Franklin Federal Tax-Free Income Fund
Statement of Investments (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
New York State Thruway Authority General Revenue,
Junior Indebtedness Obligations, junior lien, Series A, 5.00%, 1/01/51	$9,000,000	$10,561,410
Junior Indebtedness Obligations, junior lien, Series B, 4.00%, 1/01/45	20,000,000	23,031,600
New York State Urban Development Corp. Revenue, State Personal Income Tax, General Purpose, Series A, 5.00%, 3/15/31	10,000,000	10,447,600
Port Authority of New York and New Jersey Revenue,
Consolidated, Refunding, One Hundred Seventy-Ninth Series, 5.00%, 12/01/38	20,000,000	22,824,400
Consolidated, Two Hundred and Eighteenth Series, 4.00%, 11/01/41	8,000,000	9,223,360
Triborough Bridge and Tunnel Authority Revenue, General Purpose, Series B, Pre-Refunded, 5.50%, 1/01/30	13,970,000	15,205,367
		1,257,726,327
North Carolina 1.6%
North Carolina Eastern Municipal Power Agency Power System Revenue,
Series B, ETM, 6.00%, 1/01/22	1,250,000	1,370,588
Series B, ETM, 6.25%, 1/01/23	39,030,000	44,961,779
North Carolina State Capital Improvement Limited Obligation Revenue,
Series A, Pre-Refunded, 5.00%, 5/01/23	20,000,000	20,201,200
Series A, Pre-Refunded, 5.00%, 5/01/26	20,000,000	20,201,200
North Carolina Turnpike Authority Revenue,
Triangle Expressway System, Appropriation, Refunding, Series A, 4.00%, 1/01/39	10,000,000	11,516,800
Triangle Expressway System, Capital Appreciation, Series B, Assured Guaranty, zero cpn., 1/01/33	25,000,000	18,257,750
Triangle Expressway System, Capital Appreciation, Series B, Assured Guaranty, zero cpn., 1/01/34	15,000,000	10,605,900
Triangle Expressway System, Capital Appreciation, Series B, Assured Guaranty, zero cpn., 1/01/35	15,215,000	10,413,603
Raleigh Combined Enterprise System Revenue, Pre-Refunded, 5.00%, 3/01/40	15,830,000	16,536,651
Wake County GO, Refunding, Series C, 5.00%, 3/01/25	21,780,000	26,286,064
		180,351,535
North Dakota 0.4%
North Dakota State HFAR, Housing Finance Program, Home Mortgage Finance Program, Series F, 3.05%, 7/01/43	2,500,000	2,580,150
North Darkota State Board of Higher Education Housing & Auxiliary Facilities Revenue,
Series A, Assured Guaranty, 4.00%, 4/01/44	10,000,000	11,445,300
University of North Dakota Housing and Auxiliary Facilities, Series A, 4.00%, 4/01/50	9,620,000	10,896,959
University of North Dakota COP,
Infrastructure Energy Improvement Project, Green Certificates, Series A, 5.00%, 4/01/48	5,500,000	6,566,945
Infrastructure Energy Improvement Project, Green Certificates, Series A, 5.00%, 4/01/57	10,000,000	11,749,900
		43,239,254
Ohio 3.9%
Akron Income Tax Revenue, Community Learning Centers, Refunding, Series A, 5.00%, 12/01/29	10,000,000	10,907,300
American Municipal Power Inc. Revenue,
Combined Hydroelectric Projects, Green Bonds, Refunding, Series A, 5.00%, 2/15/46	20,000,000	23,220,400
Prairie State Energy Campus Project, Refunding, Series A, 5.00%, 2/15/39	5,000,000	5,644,800
Prairie State Energy Campus Project, Refunding, Series A, 5.00%, 2/15/42	2,500,000	2,811,350
Prairie State Energy Campus Project, Refunding, Series C, 4.00%, 2/15/39	18,795,000	21,592,448
Bowling Green Student Housing Revenue, CFP I LLC, State University Project, Pre-Refunded, 6.00%, 6/01/45	6,750,000	6,861,780
  |  17

Franklin Federal Tax-Free Income Fund
Statement of Investments (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
Ohio (continued)
Buckeye Tobacco Settlement Financing Authority Revenue,
Tobacco Settlement, Senior, Convertible, Capital Appreciation, Turbo Term, Series A-3, 6.25%, 6/01/37	$15,000,000	$15,630,000
Tobacco Settlement, Senior, Turbo Term, Series A-2, 5.75%, 6/01/34	10,000,000	10,045,900
Butler County Hospital Facilities Revenue, UC Health, Refunding, 5.00%, 11/15/45	7,500,000	8,711,475
Cleveland Airport System Revenue, Series A. AGMC Insured, Pre-Refunded, 5.00%, 1/01/28	9,500,000	10,248,410
Cleveland-Cuyahoga County Port Authority Development Lease Revenue, Administrative Headquarters Project, 5.00%, 7/01/37	6,000,000	8,285,280
Franklin County Hospital Facilities Revenue, OhioHealth Corp., 5.00%, 5/15/40	10,000,000	11,566,100
Franklin County Revenue,
Trinity Health Credit Group, Refunding, Series A, 4.00%, 12/01/44	5,640,000	6,478,724
Trinity Health Credit Group, Series A-OH, 5.00%, 12/01/47	10,800,000	13,191,876
Trinity Health Credit Group, Series OH, 5.00%, 12/01/46	10,000,000	12,090,500
Hamilton County Healthcare Facilities Revenue, The Christ Hospital Project, AGMC Insured, Pre-Refunded, 5.00%, 6/01/42	22,500,000	24,573,825
Hamilton County Sewer System Revenue, The Metropolitan Sewer District of Greater Cincinnati, Improvement and Refunding, Series A, 5.00%, 12/01/38	12,000,000	13,581,120
JobsOhio Beverage System Statewide Liquor Profits Revenue, senior lien, Series A, 5.00%, 1/01/38	21,060,000	23,545,923
Kent State University Revenues, General Receipts, Series A, Pre-Refunded, 5.00%, 5/01/37	10,500,000	11,458,020
Northeast Regional Sewer District Revenue,
Wastewater Improvement, Refunding, 4.00%, 11/15/38	10,000,000	11,577,900
Wastewater Improvement, Refunding, 4.00%, 11/15/43	10,000,000	11,408,500
Ohio State Air Quality Development Authority Revenue, Environmental Improvement, Buckeye Power Inc. Project, 6.00%, 12/01/40	15,000,000	15,610,650
Ohio State Higher Educational Facility Commission Revenue, Hospital Facilities, Summa Health System, 2010 Project, Refunding, AGMC Insured, 5.25%, 11/15/40	15,000,000	15,188,550
Ohio State Hospital Facility Revenue, Cleveland Clinic Health System Obligated Group, Series B, 4.00%, 1/01/43	12,130,000	13,984,313
Ohio State Hospital Revenue,
Cleveland Clinic Health System Obligated Group, Refunding, Series A, 4.00%, 1/01/36	6,500,000	7,545,720
University Hospitals Health System Inc., Refunding, Series A, AGMC Insured, 5.00%, 1/15/41	7,000,000	7,453,390
Ohio State Turnpike and Infrastructure Commission Revenue, Infrastructure Projects, Capital Appreciation, junior lien, Series A-3, zero cpn. to 2/14/23, 5.75% thereafter, 2/15/35	35,000,000	41,185,900
Ohio State Turnpike Revenue, Series A, 5.00%, 2/15/43	20,000,000	24,660,600
Ohio State University Revenue, Special Purpose, General Receipts, Series A, 5.00%, 6/01/38	10,000,000	11,181,100
Toledo Water System Revenue, Improvement and Refunding, 5.00%, 11/15/38	20,000,000	22,283,600
		422,525,454
Oklahoma 0.1%
Edmond Public Works Authority Sales Tax and Utility System Revenue,
5.00%, 7/01/42	4,000,000	4,857,880
5.00%, 7/01/47	4,500,000	5,403,690
McGee Creek Authority Water Revenue, NATL Insured, 6.00%, 1/01/23	120,000	130,438
Norman Regional Hospital Authority Hospital Revenue, Norman Regional Hospital Authority Obligated Group, 5.00%, 9/01/45	3,500,000	4,241,475
		14,633,483
  |  18

Franklin Federal Tax-Free Income Fund
Statement of Investments (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
Oregon 1.1%
Clackamas County School District No. 62 Oregon City GO, Refunding, Series B, 5.00%, 6/15/49	$20,000,000	$24,610,800
Medford Hospital Facilities Authority Revenue, Hospital, Asante Health System, Series A, AGMC Insured, 5.00%, 8/15/40	4,935,000	5,015,095
Oregon Health and Science University Revenue, Refunding, Series A, 4.00%, 7/01/44	1,685,000	1,937,396
Oregon State Housing and Community Services Department Mortgage Revenue,
SFM Program, Series A, 3.60%, 1/01/33	9,455,000	10,220,950
SFM Program, Series D, 3.80%, 7/01/34	8,990,000	9,930,084
Port of Portland International Airport Revenue, Series Twenty-Five B, 5.00%, 7/01/49	12,720,000	15,569,153
Portland Sewer System Revenue, second lien, Series A, 5.00%, 3/01/35	11,540,000	11,575,543
Salem Hospital Facility Authority Revenue, Multi Model, Salem Health Projects, Refunding, Series A, 5.00%, 5/15/44	16,880,000	20,799,198
University of Oregon General Revenue, Series A, 5.00%, 4/01/48	14,500,000	17,893,725
Washington Clackamas and Yamhill Counties Sherwood School District No. 88J GO,
Capital Appreciation, Series A, zero cpn., 6/15/41	5,725,000	2,760,538
Capital Appreciation, Series A, zero cpn., 6/15/42	5,900,000	2,720,195
Capital Appreciation, Series A, zero cpn., 6/15/43	5,500,000	2,424,125
		125,456,802
Pennsylvania 2.2%
Allegheny County Sanitary Authority Sewer Revenue, Allegheny County, BAM Insured, 5.25%, 12/01/44	5,000,000	5,726,500
Bucks County Water and Sewer Authority Water System Revenue,
AGMC Insured, Pre-Refunded, 5.00%, 12/01/33	5,500,000	5,915,525
AGMC Insured, Pre-Refunded, 5.00%, 12/01/37	10,520,000	11,314,786
AGMC Insured, Pre-Refunded, 5.00%, 12/01/41	5,110,000	5,496,060
Commonwealth Financing Authority Revenue,
Series A, 5.00%, 6/01/33	4,550,000	5,333,464
Series B, Pre-Refunded, 5.00%, 6/01/42	5,400,000	5,904,252
Delaware County Regional Water Quality Control Authority Revenue,
Sewer, 5.00%, 11/01/41	5,000,000	6,013,700
Sewer, 5.00%, 11/01/46	10,315,000	12,311,675
Erie Water Authority Water Revenue, Erie County, Refunding, 5.00%, 12/01/43	5,000,000	5,943,200
Lackawanna County GO,
Refunding, Series B, AGMC Insured, 5.00%, 9/01/35	2,850,000	2,909,109
Series B, AGMC Insured, Pre-Refunded, 5.00%, 9/01/35	4,650,000	4,758,531
Montgomery County IDAR, Meadowood Senior Living Project, Refunding, Series A, 5.00%, 12/01/48	9,000,000	10,182,330
Montour School District GO,
Series A, AGMC Insured, 5.00%, 4/01/40	3,170,000	3,700,975
Series A, AGMC Insured, 5.00%, 4/01/41	2,000,000	2,328,500
Series A, AGMC Insured, 5.00%, 4/01/42	2,000,000	2,322,060
Pennsylvania State Economic Development Financing Authority Revenue, Water Facilities, Aqua Pennsylvania Inc. Project, Series B, 5.00%, 12/01/43	20,000,000	20,603,800
Pennsylvania State GO, Refunding, First Series, AGMC Insured, 5.00%, 8/15/26	20,805,000	25,364,832
Pennsylvania State Turnpike Commission Turnpike Revenue, Subordinate, Convertible Capital Appreciation, Series C, AGMC Insured, 6.25%, 6/01/33	5,000,000	6,409,750
Philadelphia School District GO,
Refunding, Series F, 5.00%, 9/01/33	6,415,000	7,696,140
Refunding, Series F, 5.00%, 9/01/36	4,090,000	4,878,020
  |  19

Franklin Federal Tax-Free Income Fund
Statement of Investments (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
Pennsylvania (continued)
Philadelphia Water and Wastewater Revenue,
Series A, 5.00%, 7/01/45	$15,000,000	$16,974,750
Series C, AGMC Insured, Pre-Refunded, 5.00%, 8/01/40	7,000,000	7,141,540
Pittsburgh and Allegheny County Sports and Exhibition Authority Hotel Room Regional Enterprise Tower Revenue, Refunding, AGMC Insured, 5.00%, 2/01/35	18,000,000	18,330,480
South Fork Municipal Authority Hospital Revenue, Conemaugh Valley Memorial Hospital, Series B, Assured Guaranty, Pre-Refunded, 5.375%, 7/01/35	15,000,000	15,265,350
State Public School Building Authority Revenue, Commonwealth of Pennsylvania, School Lease, The School District of Philadelphia Project, Refunding, Series A, AGMC Insured, 5.00%, 6/01/32	10,000,000	12,135,700
Westmoreland County Municipal Authority Revenue, Municipal Service, Refunding, BAM Insured, 5.00%, 8/15/42	17,205,000	20,102,666
		245,063,695
Rhode Island 0.5%
Rhode Island Health and Educational Building Corp. Revenue, Hospital Financing, Lifespan Obligation Group, Refunding, 5.00%, 5/15/39	5,500,000	6,385,995
Rhode Island Housing and Mortgage Finance Corp. Revenue,
Homeownership Opportunity, Refunding, Series 15-A, 6.85%, 10/01/24	120,000	120,493
Homeownership Opportunity, Series 10-A, 6.50%, 10/01/22	205,000	205,736
Homeownership Opportunity, Series 10-A, 6.50%, 4/01/27	130,000	130,469
Rhode Island State Health and Educational Building Corp. Higher Education Facility Revenue,
Board of Governors for Higher Education, University of Rhode Island, Auxiliary Enterprise Issue, Series B, AGMC Insured, Pre-Re, 5.00%, 9/15/30	7,535,000	7,722,697
Board of Governors for Higher Education, University of Rhode Island, Auxiliary Enterprise Issue, Series B, AGMC Insured, Pre-Re, 5.00%, 9/15/35	4,500,000	4,612,095
Board of Governors for Higher Education, University of Rhode Island, Auxiliary Enterprise Issue, Series B, AGMC Insured, Pre-Re, 5.00%, 9/15/40	10,270,000	10,525,826
New England Institute of Technology Issue, Series A, Pre-Refunded, 5.125%, 3/01/40	16,435,000	16,485,949
Rhode Island State Health and Educational Building Corp. Revenue, Public Schools, Bond Financing Program, Town of East Greenwich Issue, Series A, 5.00%, 5/15/37	10,000,000	10,865,700
		57,054,960
South Carolina 1.4%
Columbia Waterworks and Sewer System Revenue,
Series A, 4.00%, 2/01/44	5,250,000	6,067,530
Series A, 5.00%, 2/01/49	8,000,000	9,991,040
Greenwood County Hospital Revenue,
Facilities Self Regional Healthcare, Refunding, 4.00%, 10/01/37	8,465,000	9,436,359
Facilities Self Regional Healthcare, Refunding, 4.00%, 10/01/39	1,195,000	1,321,921
Piedmont Municipal Power Agency Electric Revenue, Refunding, NATL Insured, 6.25%, 1/01/21	200,000	209,600
Rock Hill Utility System Revenue,
Combined Utility System, Refunding, 5.00%, 1/01/41	7,690,000	9,061,896
Combined Utility System, Refunding, 5.00%, 1/01/47	5,000,000	5,841,700
South Carolina Jobs-EDA Economic Development Authority Revenue, Hospital, McLeod Health Projects, Refunding and Improvement, 5.00%, 11/01/48	20,000,000	24,079,400
South Carolina Jobs-EDA Hospital Revenue,
Prisma Health Obligated Group, Refunding, Series A, 5.00%, 5/01/43	20,000,000	23,935,400
Prisma Health Obligated Group, Refunding, Series A, 5.00%, 5/01/48	15,000,000	17,762,100
  |  20

Franklin Federal Tax-Free Income Fund
Statement of Investments (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
South Carolina (continued)
South Carolina State Ports Authority Revenue,
Series B, 5.00%, 7/01/44	$10,000,000	$12,290,700
Series B, 5.00%, 7/01/54	10,365,000	12,487,648
South Carolina State Public Service Authority Revenue, Refunding and Improvement, Series A, 5.00%, 12/01/55	20,000,000	22,750,600
Woodruff Roebuck Water District Revenue, South Carolina Water System Improvement, AGMC Insured, Pre-Refunded, 5.00%, 6/01/40	3,000,000	3,040,080
		158,275,974
South Dakota 0.7%
Huron School District No. 2-2 GO, 5.00%, 6/15/39	4,000,000	4,599,960
South Dakota State Building Authority Revenue, Refunding, Series A, 5.00%, 6/01/42	5,450,000	6,603,383
South Dakota State Health and Educational Facilities Authority Revenue,
Avera Health Issue, Refunding, 4.00%, 7/01/42	10,000,000	11,062,400
Avera Health Issue, Refunding, 5.00%, 7/01/46	13,000,000	15,429,310
Regional Health, 4.00%, 9/01/37	10,920,000	12,108,424
Regional Health, 5.00%, 9/01/40	10,000,000	12,035,600
Vocational Education Program, Refunding, Series A, 5.00%, 8/01/38	3,475,000	4,092,021
Vocational Education Program, Refunding, Series A, 5.00%, 8/01/46	6,005,000	6,504,796
Vocational Education Program, Series A, 5.125%, 8/01/46	7,000,000	7,379,470
		79,815,364
Tennessee 1.5%
Johnson City Health and Educational Facilities Board Hospital Revenue,
Johnson City Medical Center Hospital, Improvement, Series C, NATL Insured, ETM, 5.25%, 7/01/28	8,500,000	9,142,260
Johnson City Medical Center Hospital, Improvement, Series C, NATL Insured, Pre-Refunded, 5.125%, 7/01/25	90,000	91,622
Knox County Health Educational and Housing Facility Board Hospital Revenue, Covenant Health, Refunding, Series A, 5.00%, 1/01/42	35,000,000	41,175,750
Memphis-Shelby County Airport Authority Airport Revenue,
5.00%, 7/01/43	7,500,000	9,050,475
5.00%, 7/01/47	11,000,000	13,191,090
Metropolitan Government of Nashville and Davidson County Water and Sewer Revenue,
Green Bonds, Subordinate, Series A, 5.00%, 7/01/46	6,000,000	7,350,540
Subordinate, Refunding, Series B, 5.00%, 7/01/42	21,645,000	26,691,099
Subordinate, Refunding, Series B, 5.00%, 7/01/46	15,925,000	19,509,558
Metropolitan Nashville Airport Authority Revenue, Subordinate, Series B, 5.00%, 7/01/49	11,730,000	14,641,386
Tennessee HDA Residential Finance Program Revenue, Issue 4, Refunding, 4.00%, 7/01/43	7,000,000	7,642,110
Tennessee State School Bond Authority Revenue, Higher Educational Facilities Second Program, Series A, 5.00%, 11/01/47	15,000,000	18,459,600
		166,945,490
Texas 12.5%
Arlington Higher Education Finance Corp. Education Revenue, Riverwalk Education Foundation Inc., PSF Guarantee, 4.00%, 8/15/44	6,100,000	7,020,429
Arlington Special Tax Revenue, Tarrant County, senior lien, Series A, AGMC Insured, 4.00%, 2/15/44	20,000,000	22,492,200
Austin Community College District Public Facility Corp. Lease Revenue, Hays New Campus Project, Travis Williamson Hays Bastrop Lee and Caldwell Counties, 5.00%, 8/01/36	5,700,000	6,205,077
Austin Electric Utility System Revenue, Travis Williamson and Hays Counties, Refunding, Series A, 5.00%, 11/15/45	10,000,000	11,752,900
  |  21

Franklin Federal Tax-Free Income Fund
Statement of Investments (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
Texas (continued)
Austin Water and Wastewater System Revenue, Travis Williamson and Hays Counties, Refunding, Series A, 5.00%, 11/15/38	$20,000,000	$22,403,800
Central Texas Regional Mobility Authority Revenue,
senior lien, Pre-Refunded, 6.00%, 1/01/41	14,000,000	14,640,360
senior lien, Refunding, 5.00%, 1/01/40	12,505,000	14,701,628
senior lien, Refunding, 5.00%, 1/01/46	11,245,000	13,118,192
senior lien, Series A, 5.00%, 1/01/45	5,000,000	5,786,900
Corpus Christi Utility System Revenue,
Improvement, junior lien, 5.00%, 7/15/38	6,000,000	6,688,500
Improvement, junior lien, 5.00%, 7/15/43	7,000,000	7,769,020
Improvement, junior lien, Series A, 5.00%, 7/15/40	13,200,000	15,421,956
Crowley ISD, GO, Tarrant and Johnson Counties, School Building, PSF Guarantee, 5.00%, 8/01/45	10,000,000	11,708,200
Dallas Area Rapid Transit Sales Tax Revenue,
Refunding, Series A, 5.00%, 12/01/46	10,000,000	11,935,200
Refunding, Series A, 5.00%, 12/01/48	12,200,000	14,547,890
Dallas Civic Center Revenue, Refunding and Improvement, Assured Guaranty, 5.25%, 8/15/34	18,975,000	19,034,012
Dallas Waterworks and Sewer System Revenue,
Pre-Refunded, 5.00%, 10/01/35	4,515,000	4,637,086
Refunding, 5.00%, 10/01/35	5,485,000	5,626,678
Dallas/Fort Worth International Airport Revenue,
Joint Improvement, Series A, Pre-Refunded, 5.00%, 11/01/42	25,000,000	25,761,250
Joint Refunding, Series D, 5.25%, 11/01/32	10,000,000	11,478,900
Ector County ISD, GO, School Building, PSF Guarantee, 5.00%, 8/15/36	10,355,000	11,699,597
Forney ISD, GO, Refunding, PSF Guarantee, 5.00%, 8/15/37	15,000,000	17,814,450
Frisco ISD,
GO, Collin and Denton Counties, School Building, Refunding, Series B, PSF Guarantee, 5.00%, 8/15/41	10,000,000	12,027,600
GO, Collin and Denton Counties, School Building, Refunding, Series B, PSF Guarantee, 5.00%, 8/15/46	20,000,000	23,845,200
Goose Creek Consolidated ISD, GO, Schoolhouse, PSF Guarantee, Pre-Refunded, 5.00%, 2/15/38	6,045,000	6,786,238
Grand Parkway Transportation Corp. System Toll Revenue,
Capital Appreciation, Series B, zero cpn. to 9/30/23, 5.80% thereafter, 10/01/45	10,000,000	11,032,600
Tela Supported, Subordinate Tier, Series A, 5.00%, 10/01/48	7,720,000	9,461,632
Harris County Cultural Education Facilities Finance Corp. Revenue,
Houston Methodist Hospital, 5.00%, 12/01/45	30,000,000	34,532,700
Memorial Hermann Health System, 5.00%, 7/01/45	15,000,000	17,376,600
Harris County Toll Road Revenue, senior lien, Refunding, Series A, 5.00%, 8/15/43	6,000,000	7,380,540
Hays County GO, Road, Pre-Refunded, 5.00%, 2/15/36	6,960,000	6,968,770
Hidalgo County Regional Mobility Authority Vehicle Registration Revenue,
senior lien, Refunding, 5.25%, 12/01/38	5,000,000	5,754,700
senior lien, Refunding, 5.00%, 12/01/43	5,000,000	5,654,800
Houston Utility System Revenue, Combined, first lien, Series D, Pre-Refunded, 5.00%, 11/15/36	10,000,000	10,737,200
Hutto ISD, GO, Refunding, Series A, PSF Guarantee, 5.00%, 8/01/39	10,000,000	11,628,400
Lamar Consolidated ISD, GO, Fort Bend County, Schoolhouse, Refunding, PSF Guarantee, 5.00%, 2/15/43	30,000,000	36,219,900
  |  22

Franklin Federal Tax-Free Income Fund
Statement of Investments (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
Texas (continued)
Laredo Waterworks Sewer System Revenue,
AGMC Insured, Pre-Refunded, 5.00%, 3/01/41	$2,500,000	$2,610,225
Pre-Refunded, 5.25%, 3/01/40	16,535,000	16,589,069
Refunding, 4.00%, 3/01/41	9,690,000	10,752,896
Lower Colorado River Authority Transmission Contract Revenue,
LCRA Transmission Services Corp. Project, Refunding, 5.00%, 5/15/43	10,000,000	12,278,800
LCRA Transmission Services Corp. Project, Refunding, Series A, 5.00%, 5/15/36	10,000,000	11,153,200
Lubbock-Cooper ISD, GO, Refunding, PSF Guarantee, 5.00%, 2/15/41	12,500,000	14,515,000
Mesquite ISD, GO, Dallas County, School Building, PSF Guarantee, 5.00%, 8/15/43	11,845,000	14,487,027
Midlothian ISD, GO, School Building, Series A, PSF Guarantee, 5.00%, 2/15/47	11,865,000	14,197,540
New Hope Cultural Education Facilities Finance Corp. Revenue, Texas A&M University Project, Series A-1, 5.00%, 4/01/46	6,000,000	7,117,320
New Hope Cultural Education Facilities Finance Corp. Student Housing Revenue,
CHF-Collegiate Housing Island Campus LLC, Series A, 5.00%, 4/01/37	2,500,000	2,715,725
Collegiate Housing Corpus Christi II, Texas A&M University Corpus Christi Project, Series A, 5.00%, 4/01/48	7,825,000	7,965,537
NCCD-College Station Properties LLC, Texas A&M University Project, Series A, 5.00%, 7/01/47	10,000,000	9,242,700
New Hope Cultural Educational Facilities Finance Corp. Senior Living Revenue,
Quality Senior Housing Foundation of East Texas Inc. Project, Series A-1, 5.00%, 12/01/39	5,000,000	5,602,550
Quality Senior Housing Foundation of East Texas Inc. Project, Series A-1, 5.00%, 12/01/49	6,700,000	7,429,027
Quality Senior Housing Foundation of East Texas Inc. Project, Series A-1, 5.00%, 12/01/54	5,000,000	5,527,900
North East Regional Mobility Authority Revenue, senior lien, Series A, 5.00%, 1/01/41	16,750,000	19,281,762
North Fort Bend Water Authority Water System Revenue, Refunding, Series A, 4.00%, 12/15/44	15,000,000	17,323,200
North Harris County Regional Water Authority Revenue,
senior lien, Refunding, 4.00%, 12/15/41	20,000,000	22,297,600
senior lien, Refunding, 5.00%, 12/15/46	18,460,000	21,973,123
North Texas Tollway Authority Revenue,
Special Projects System, Capital Appreciation, first tier, Refunding, Series I, 6.50%, 1/01/43	25,000,000	31,150,250
Special Projects System, Capital Appreciation, Series B, Pre-Refunded, zero cpn., 9/01/37	7,500,000	3,934,200
Special Projects System, Capital Appreciation, Series B, Pre-Refunded, zero cpn., 9/01/43	7,500,000	2,507,475
Special Projects System, Capital Appreciation, Series C, Pre-Refunded, zero cpn. to 9/01/21, 6.75% thereafter, 9/01/45	25,000,000	35,469,250
System, first tier, Refunding, Series A, 5.00%, 1/01/43	47,000,000	57,540,690
System, first tier, Refunding, Series A, 5.00%, 1/01/48	33,500,000	40,580,895
System, second tier, Refunding, 5.00%, 1/01/48	25,250,000	30,362,620
System, second tier, Refunding, Series A, 5.00%, 1/01/35	10,000,000	11,702,000
System, second tier, Refunding, Series A, 5.00%, 1/01/38	10,000,000	11,636,200
System, second tier, Refunding, Series B, 5.00%, 1/01/48	10,000,000	11,872,200
Port Freeport Revenue, Brazoria County, senior lien, Series A, 5.00%, 6/01/49	4,000,000	4,803,960
Prosper ISD, GO, School Building, PSF Guarantee, 5.00%, 2/15/47	9,725,000	11,686,241
Red River Education FICO Higher Education Revenue, St. Edward’s University Project, Refunding, 5.00%, 6/01/46	2,250,000	2,543,985
San Antonio Airport System Revenue, Passenger Facility Charge, sub. lien, Improvement, AGMC Insured, Pre-Refunded, 5.375%, 7/01/40	5,000,000	5,091,550
San Antonio Electric and Gas Systems Revenue, junior lien, 5.00%, 2/01/38	10,000,000	11,188,100
San Antonio Public Facilities Corp. Lease Revenue, Improvement and Refunding, Lease, Convention Center Refinancing and Expansion Project, 4.00%, 9/15/42	36,500,000	38,349,090
  |  23

Franklin Federal Tax-Free Income Fund
Statement of Investments (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
Texas (continued)
San Antonio Water System Revenue,
Bexar County, junior lien, Refunding, Series A, 5.00%, 5/15/43	$12,000,000	$14,868,840
Bexar County, junior lien, Refunding, Series A, 5.00%, 5/15/48	10,000,000	12,276,200
San Jacinto River Authority Special Project Revenue,
Group Project, AGMC Insured, 5.00%, 10/01/32	5,000,000	5,014,600
Group Project, AGMC Insured, 5.00%, 10/01/37	3,000,000	3,008,970
San Marcos Electric Utility System Revenue, Hays Caldwell and Guadalupe Counties, BAM Insured, 5.00%, 11/01/33	6,300,000	6,926,913
Schertz-Cibolo-Universal City ISD, GO, School Building, PSF Guarantee, 5.00%, 2/01/42	10,000,000	11,820,700
Southwest Higher Education Authority Revenue, Southern Methodist University Project, Series A, 5.00%, 10/01/38	24,380,000	27,216,125
Tarrant County Cultural Education Facilities Finance Corp. Hospital Revenue,
Cook Children’s Medical Center, Refunding, Series A, 5.25%, 12/01/39	10,000,000	11,406,300
Hendrick Medical Center Obligation Group, Refunding, 5.50%, 9/01/43	5,350,000	5,987,880
Tarrant County Cultural Education Facilities Finance Corp. Revenue,
Christus Health, Series B, 5.00%, 7/01/43	10,000,000	12,178,200
Texas Health Resources System, Series A, 5.00%, 11/15/52	5,000,000	5,731,050
Tarrant County Health Facilities Development Corp. Health System Revenue,
Harris Methodist Health System, FGIC Insured, ETM, 6.00%, 9/01/24	2,295,000	2,602,255
Harris Methodist Health System, NATL Insured, ETM, 6.00%, 9/01/24	1,910,000	2,165,711
Tarrant Regional Water District Water Revenue, Refunding and Improvement, 5.00%, 3/01/37	10,000,000	10,832,000
Texas City IDC Marine Terminal Revenue, ARCO Pipe Line Co. Project, Refunding, 7.375%, 10/01/20	500,000	519,835
Texas State GO, Transportation Commission, Refunding, Series A, 5.00%, 10/01/39	30,000,000	35,002,500
Texas State Municipal Power Agency Revenue, Transmission, sub. lien, Refunding, 5.00%, 9/01/40	15,250,000	15,579,095
Texas State Transportation Commission Revenue,
First Tier Toll Revenue State Highway 249 Systems, Capital Appreciation, Series A, zero cpn., 8/01/48	6,250,000	1,796,813
First Tier Toll Revenue State Highway 249 Systems, Capital Appreciation, Series A, zero cpn., 8/01/49	5,000,000	1,364,800
First Tier Toll Revenue State Highway 249 Systems, Capital Appreciation, Series A, zero cpn., 8/01/50	5,500,000	1,409,870
Texas State Transportation Commission Turnpike System Revenue,
first tier, Refunding, Series A, AGMC Insured, 5.00%, 8/15/41	16,000,000	17,399,680
first tier, Refunding, Series A, BAM Insured, 5.00%, 8/15/41	9,665,000	10,510,494
first tier, Refunding, Series B, 5.00%, 8/15/37	10,000,000	11,562,400
second tier, Refunding, Series C, 5.00%, 8/15/37	15,000,000	17,222,700
second tier, Refunding, Series C, 5.00%, 8/15/42	10,000,000	11,429,300
Texas State Water Development Board Revenue,
State Water Implementation Fund, Master Trust, Series A, 4.00%, 10/15/42	25,000,000	28,660,250
State Water Implementation Fund, Master Trust, Series A, 4.00%, 10/15/44	8,500,000	9,896,125
State Water Implementation Fund, Master Trust, Series B, 4.00%, 10/15/43	25,000,000	28,989,250
State Water Implementation Fund, Master Trust, Series B, 5.00%, 4/15/49	15,000,000	18,737,850
West Harris County Regional Water Authority Water System Revenue, Refunding, 4.00%, 12/15/45	4,000,000	4,613,880
West Travis County Public Utility Agency Revenue, Refunding, BAM Insured, 4.00%, 8/15/41	5,000,000	5,619,300
		1,367,479,898
  |  24

Franklin Federal Tax-Free Income Fund
Statement of Investments (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
Utah 1.4%
Central Utah Water Conservancy District Water Revenue,
Refunding, Series B, 4.00%, 10/01/37	$2,600,000	$3,002,740
Refunding, Series B, 4.00%, 10/01/38	10,000,000	11,517,300
Jordan Valley Water Conservancy District Water Revenue,
Refunding, Series B, 4.00%, 10/01/41	6,000,000	6,739,020
Series B, Pre-Refunded, 5.00%, 10/01/41	15,000,000	15,712,200
Salt Lake City Airport Revenue,
Salt Lake City International Airport, Series A, 5.00%, 7/01/42	15,000,000	17,964,750
Salt Lake City International Airport, Series A, 5.00%, 7/01/47	10,000,000	11,887,300
Salt Lake City International Airport, Series A, 5.00%, 7/01/48	9,400,000	11,341,852
Salt Lake City International Airport, Series A, 5.25%, 7/01/48	10,000,000	12,307,600
State Board of Regents University of Utah Revenue,
General, Refunding, Series A, 5.00%, 8/01/44	12,240,000	15,286,903
General, Series A, Pre-Refunded, 5.00%, 8/01/43	21,975,000	25,114,129
Utah State Municipal Power Agency Supply System Revenue, Series B, 5.00%, 7/01/38	10,000,000	11,891,200
Weber Basin Water Conservancy District Water Revenue, Series B, 5.00%, 4/01/39	7,180,000	7,965,348
		150,730,342
Vermont 0.3%
Vermont Educational and Health Buildings Financing Agency Revenue,
Middlebury College Project, Refunding, 5.00%, 11/01/40	26,565,000	27,239,485
The University of Vermont Medical Center Project, Refunding, Series A, 5.00%, 12/01/36	5,000,000	5,955,400
		33,194,885
Virginia 1.2%
Chesterfield County EDA Revenue, Bon Secours Health System Inc., Series C-2, Assured Guaranty, Pre-Refunded, 5.00%, 11/01/42	8,000,000	8,231,520
Hampton Roads Sanitation District Wastewater Revenue, Subordinate, Series A, Pre-Refunded, 5.00%, 10/01/47	14,575,000	18,812,973
Hampton Roads Transportation Accountability Commission Revenue, Transportation Fund, senior lien, Series A, 5.00%, 7/01/42	25,000,000	30,904,500
Virginia Small Business Financing Authority Revenue, senior lien, 95 Express Lanes LLC Project, 5.00%, 7/01/49	25,000,000	26,522,750
Virginia State Commonwealth Transportation Board of Transportation Revenue, Capital Projects, 4.00%, 5/15/41	13,585,000	15,904,910
Virginia State HDA Revenue, Rental Housing, Series E, 3.10%, 12/01/45	11,760,000	12,188,182
Virginia State Resources Authority Infrastructure Revenue,
Virginia Pooled Financing Program, Refunding, Series A, 5.00%, 11/01/39	70,000	76,968
Virginia Pooled Financing Program, Series A, Pre-Refunded, 5.00%, 11/01/39	12,285,000	13,652,935
		126,294,738
Washington 2.9%
King County Housing Authority Housing Revenue, Credit Enhanced Pooled, Refunding, 3.00%, 11/01/39	10,000,000	10,516,500
King County Sewer Revenue,
Pre-Refunded, 5.00%, 1/01/32	7,085,000	7,205,445
Refunding, 5.00%, 7/01/49	12,000,000	14,509,320
Klickitat County PUD No. 1 Electric System Revenue, Refunding, Series A, AGMC Insured, 3.00%, 12/01/41	3,030,000	3,159,442
NJB Properties Lease Revenue, King County Washington Project, Series A, 5.00%, 12/01/36	5,000	5,016
  |  25

Franklin Federal Tax-Free Income Fund
Statement of Investments (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
Washington (continued)
Port of Seattle Revenue,
intermediate lien, 4.00%, 4/01/44	$4,000,000	$4,490,080
intermediate lien, 5.00%, 4/01/44	36,295,000	44,529,973
intermediate lien, Series A, 5.00%, 5/01/43	15,500,000	18,426,090
Seattle Municipal Light and Power Revenue,
Improvement and Refunding, Series A, 4.00%, 1/01/42	10,855,000	12,325,418
Improvement and Refunding, Series C, 4.00%, 9/01/36	22,170,000	25,572,208
University of Washington Revenues, 5.00%, 4/01/48	29,450,000	35,553,512
Washington Health Care Facilities Authority Revenue,
Commonspirit Health, Refunding, Series A-2, 5.00%, 8/01/44	7,000,000	8,574,930
Fred Hutchinson Cancer Research Center, Refunding, Series A, 5.00%, 1/01/47	10,000,000	11,682,200
MultiCare Health System, Refunding, Series B, 4.00%, 8/15/41	25,000,000	27,952,750
Providence Health and Services, Refunding, Series A, 5.00%, 10/01/42	10,175,000	11,085,154
Providence Health and Services, Refunding, Series D, 5.00%, 10/01/41	9,850,000	11,375,962
Providence Health and Services, Series D, Pre-Refunded, 5.00%, 10/01/41	150,000	176,566
Seattle Children’s Hospital, Refunding, Series B, 5.00%, 10/01/38	15,000,000	17,414,700
Washington State Convention Center Public Facilities District Revenue, Lodging Tax, 5.00%, 7/01/43	13,870,000	17,010,861
Washington State GO,
Motor Vehicle Fuel Tax, Senior 520 Corridor Program Toll, Series C, 5.00%, 6/01/33	5,000,000	5,271,400
Motor Vehicle Fuel Tax, Series D, 5.00%, 6/01/43	11,040,000	13,858,181
Motor Vehicle Fuel Tax, Series D, 5.00%, 6/01/44	11,595,000	14,514,505
		315,210,213
West Virginia 1.0%
Berkeley County Public Service Sewer District Sewer Revenue, Refunding, Series B, BAM Insured, 5.00%, 6/01/36	1,000,000	1,191,610
West Virginia EDA Lottery Revenue, Series A, Pre-Refunded, 5.00%, 6/15/35	9,415,000	9,555,848
West Virginia Hospital Finance Authority Revenue,
Hospital, Charleston Area Medical Center Inc., Improvement and Refunding, Series A, 5.00%, 9/01/38	3,040,000	3,767,806
Hospital, Improvement, Cabell Huntington Hospital Obligated Group, Refunding, Series A, 5.00%, 1/01/43	13,250,000	15,847,000
Hospital, Improvement, West Virginia University Health System Obligated Group, Series A, 5.00%, 6/01/42	7,000,000	8,323,280
Hospital, Improvement, West Virginia University Health System Obligated Group, Series A, 5.00%, 6/01/47	10,190,000	12,025,627
Hospital, Improvement, West Virginia University Health System Obligated Group, Series A, 5.00%, 6/01/52	20,700,000	24,535,917
West Virginia State University Revenues, West Virginia University Projects, Series A, 5.00%, 10/01/44	21,800,000	24,896,690
West Virginia State Water Development Authority Infrastructure Revenue,
West Virginia Infrastructure and Jobs Development Council Program, Refunding, Series A, 5.00%, 10/01/36	5,000,000	6,057,300
West Virginia Infrastructure and Jobs Development Council Program, Refunding, Series A, 5.00%, 10/01/45	5,435,000	6,439,008
		112,640,086
Wisconsin 0.9%
Ashwaubenon CDA Lease Revenue,
Capital Appreciation, Brown County Expo Center Project, zero cpn., 6/01/49	16,185,000	5,907,848
Capital Appreciation, Brown County Expo Center Project, zero cpn., 6/01/54	53,000,000	15,374,240
  |  26

Franklin Federal Tax-Free Income Fund
Statement of Investments (unaudited)
		Principal Amount	Value
	Municipal Bonds (continued)
	Wisconsin (continued)
	Superior Limited Obligation Revenue, Midwest Energy Resources Company Project, Refunding, Series E, NATL Insured, 6.90%, 8/01/21	$3,000,000	$3,253,440
	Wisconsin Health and Educational Facilities Authority Revenue,
	Ascension Health Alliance Senior Credit Group, Series B2, 4.00%, 11/15/43	10,000,000	11,255,500
	Marshfield Clinic Health System Inc., Refunding, Series C, 5.00%, 2/15/47	37,795,000	44,038,356
	Thedacare Inc., Refunding, 4.00%, 12/15/37	5,135,000	5,913,723
	Wisconsin State Health and Educational Facilities Authority Revenue, Children’s Hospital of Wisconsin, Refunding, 4.00%, 8/15/42	15,000,000	16,613,850
			102,356,957
	Wyoming 0.1%
	Wyoming CDA Housing Revenue, Refunding, Series 1, 3.65%, 12/01/33	5,655,000	6,116,957
	Wyoming Municipal Power Agency Power Supply System Revenue, Series A, BAM Insured, 5.00%, 1/01/42	7,000,000	8,333,850
			14,450,807
	U.S. Territories 0.3%
	Puerto Rico 0.3%
[c]	Puerto Rico Electric Power Authority Power Revenue,
	Series A-RSA-1, 5.00%, 7/01/42	18,925,000	15,210,969
	Series XX-RSA-1, 5.25%, 7/01/40	15,000,000	12,093,750
			27,304,719
	Total Municipal Bonds before Short Term Investments (Cost $9,744,185,789)		10,674,015,147
	Short Term Investments 2.2%
	Municipal Bonds 2.2%
	Alabama 0.0%†
[d]	Mobile IDB, Solid Waste Dispense Revenue, Alabama Power Barry Plant Project, Second Series, Daily VRDN and Put, 1.22%, 6/01/34	1,200,000	1,200,000
	Florida 0.7%
[d]	Martin County PCR, Florida Power and Light Co. Project, Refunding, Daily VRDN and Put, 1.18%, 7/15/22	12,000,000	12,000,000
[d]	St. Lucie County PCR, Florida Power and Light Co. Project, Refunding, Daily VRDN and Put, 1.20%, 9/01/28	60,500,000	60,500,000
			72,500,000
	Georgia 0.0%†
[d]	Athens-Clarke County Unified Government Development Authority Revenue, University of Georgia Athletic Assn. Project, Series B, LOC Wells Fargo Bank, Daily VRDN and Put, 1.18%, 7/01/35	300,000	300,000
	Kentucky 0.0%†
[d]	Berea Educational Facilities Revenue, Berea College Project, Series A, Daily VRDN and Put, 1.05%, 6/01/32	4,200,000	4,200,000
	New Mexico 0.3%
[d]	New Mexico Hospital Equipment Loan Council Hospital System Revenue, Presbyterian Healthcare Services, Series C, SPA Wells Fargo Bank, Daily VRDN and Put, 1.18%, 8/01/34	33,800,000	33,800,000
  |  27

Franklin Federal Tax-Free Income Fund
Statement of Investments (unaudited)
		Principal Amount	Value
	Short Term Investments (continued)
	Municipal Bonds (continued)
	New York 0.1%
[d]	MTA Dedicated Tax Fund Revenue, Refunding, Subseries A-1, LOC Toronto Dominion Bank, Daily VRDN and Put, 1.17%, 11/01/31	$1,600,000	$1,600,000
[d]	New York City Transitional Finance Authority Revenue, Future Tax Secured, Subordinate, Subseries B-4, SPA JPMorgan Chase Bank, Daily VRDN and Put, 1.18%, 8/01/42	9,245,000	9,245,000
			10,845,000
	Oregon 0.0%†
[d]	Oregon State Facilities Authority Revenue, PeaceHealth, Refunding, Series B, LOC TD Bank National Association, Daily VRDN and Put, 1.17%, 8/01/34	1,650,000	1,650,000
	Pennsylvania 0.2%
[d]	Emmaus General Authority Revenue, SPA Wells Fargo Bank, Weekly VRDN and Put, 1.05%, 12/01/28	2,500,000	2,500,000
[d]	Geisinger Authority Revenue,
	Geisinger Health System, Montour County, Refunding, Series A, SPA TD Bank National Association, Daily VRDN and Put, 1.14%, 5/15/35	3,200,000	3,200,000
	Geisinger Health System, Montour County, Series A, SPA TD Bank National Association, Daily VRDN and Put, 1.14%, 10/01/43	12,100,000	12,100,000
[d]	Pennsylvania State Higher Educational Facilities Authority Revenue, Drexel University Multi-Modal, Series B, LOC TD Bank National Association, Daily VRDN and Put, 1.17%, 5/01/30	8,800,000	8,800,000
			26,600,000
	Tennessee 0.9%
[d]	Greeneville Health and Educational Facilities Board Hospital Revenue, Ballad Health, Series B, LOC US Bank National Association, Weekly VRDN and Put, 0.92%, 7/01/45	3,800,000	3,800,000
[d]	Sevier County PBA Revenue, Local Government Public Improvement, SPA US Bank National Association, Daily VRDN and Put, 1.15%, 6/01/34	7,300,000	7,300,000
[d]	Shelby County Health Educational and Housing Facility Board Revenue, Methodist Le Bonheur Healthcare, Refunding, Series A, AGMC Insured, SPA US Bank National Association, Daily VRDN and Put, 1.15%, 6/01/42	81,715,000	81,715,000
			92,815,000
	Virginia 0.0%†
[d]	Albemarle County EDA Hospital Facilities Revenue, Sentara Martha Jefferson Hospital, Refunding, Series B, SPA TD Bank National Association, Daily VRDN and Put, 1.16%, 10/01/48	1,100,000	1,100,000
	Total Short Term Investments (Cost $245,010,000)		245,010,000
	Total Investments (Cost $9,989,195,789) 99.4%		10,919,025,147
	Other Assets, less Liabilities 0.6%		64,566,681
	Net Assets 100.0%		$10,983,591,828
  |  28

Franklin Federal Tax-Free Income Fund
Statement of Investments (unaudited)
See Abbreviations on page 32.
†Rounds to less than 0.1% of net assets.
[a]The maturity date shown represents the mandatory put date.
[b]Security purchased on a when-issued basis.
[c]Defaulted security or security for which income has been deemed uncollectible.
[d]Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.
  |  29

Franklin Federal Tax-Free Income Fund
Notes to Statement of Investments (unaudited)
1.  ORGANIZATION
Franklin Federal Tax-Free Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2.  FINANCIAL INSTRUMENT VALUATION
The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3.  CONCENTRATION OF RISK
Investing in Puerto Rico securities may expose the Fund to heightened risks due to recent adverse economic and market changes, credit downgrades and ongoing restructuring discussions. Investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
4.  FAIR VALUE MEASUREMENTS
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical financial instruments
  |  30

Franklin Federal Tax-Free Income Fund
Notes to Statements of Investments (unaudited)
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At January 31, 2020, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 2 inputs.
5.  SUBSEQUENT EVENTS
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.
  |  31

Franklin Federal Tax-Free Income Fund
Notes to Statements of Investments (unaudited)
ABBREVIATIONS
Selected Portfolio

AGMC	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BAM	Build America Mutual Assurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CDA	Community Development Authority/Agency
COP	Certificate of Participation
EDA	Economic Development Authority
ETM	Escrow to Maturity
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FICO	Financing Corp.
GO	General Obligation
HDA	Housing Development Authority/Agency
HFA	Housing Finance Authority/Agency
HFAR	Housing Finance Authority Revenue
IDA	Industrial Development Authority/Agency
IDAR	Industrial Development Authority Revenue
IDB	Industrial Development Bond/Board
IDC	Industrial Development Corp.
IDR	Industrial Development Revenue
ISD	Independent School District
LOC	Letter of Credit
MF	Multi-Family
MFH	Multi-Family Housing
MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue
MTA	Metropolitan Transit Authority
NATL	National Public Financial Guarantee Corp.
PBA	Public Building Authority
PCC	Pollution Control Corp.
PCR	Pollution Control Revenue
PSF	Permanent School Fund
PUD	Public Utility District
RDA	Redevelopment Agency/Authority
SFM	Single Family Mortgage
SPA	Standby Purchase Agreement
UHSD	Unified/Union High School District
USD	Unified/Union School District

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
  |  32